Securities Act Registration No. 333-118634
                                       Investment Company Act Reg. No. 811-21625
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                       -----------------------------------

                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           |X|


                       Pre-Effective Amendment No. __                        [ ]

                       Post-Effective Amendment No. 2                        |X|
                                     and/or


       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       |X|


                               Amendment No. 4                               |X|
                        (Check appropriate box or boxes.)
                       -----------------------------------


                     INTREPID CAPITAL MANAGEMENT FUNDS TRUST
                ------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


          3652 South Third Street, Suite 200
             Jacksonville Beach, Florida                        32250
         -----------------------------------                ---------
      (Address of Principal Executive Offices)              (Zip Code)


                                 (904) 246-3433
                              --------------------
              (Registrant's Telephone Number, including Area Code)







             Mark F. Travis                                Copy to:

   Intrepid Capital Management, Inc.                 Richard L. Teigen
  3652 South Third Street, Suite 200                Foley & Lardner LLP
  Jacksonville Beach, Florida  32250             777 East Wisconsin Avenue
-----------------------------------------     Milwaukee, Wisconsin 53202-5306
 (Name and Address of Agent for Service)      -------------------------------



Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.


It is proposed that this filing become  effective (check  appropriate  box):

[_]  immediately upon filing pursuant to paragraph (b)
[X]  on September 30, 2005 pursuant to paragraph (b)
[_]  60 days after filing pursuant to paragraph (a)(1)
[_]  on (date) pursuant to paragraph (a)(1)
[_]  75 days after filing pursuant to paragraph (a)(2)
[_]  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                 (INTREPID CAPITAL MANAGEMENT FUNDS TRUST LOGO)

                             INTREPID CAPITAL FUND
                            INTREPID SMALL CAP FUND
                                   PROSPECTUS
                               SEPTEMBER 30, 2005

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

Questions Every Investor Should Ask Before Investing in the Funds           1
Fees and Expenses                                                           4
Investment Objectives and Principal Investment Strategies                   5
Disclosure of Portfolio Holdings                                            6
Management of the Funds                                                     6
The Funds' Share Price                                                      9
Purchasing Shares                                                          10
Redeeming Shares                                                           14
Exchanging Shares                                                          18
Dividends, Distributions and Taxes                                         18
Financial Highlights                                                       20

Intrepid Capital Management Funds Trust    1-866-996-FUND
3652 South Third Street                    (Fund & Account Information)
Suite 200                                  http://www.intrepidcapitalfunds.com
Jacksonville Beach, FL  32250

The Intrepid Capital Fund is a mutual fund seeking to provide long-term capital appreciation and high current income.

The Intrepid Small Cap Fund is a mutual fund seeking to provide long-term capital appreciation.

Please read this Prospectus and keep it for future reference. It contains important information, including information on how the Intrepid Capital Fund and the Intrepid Small Cap Fund invest and the services they offer to shareholders.

        QUESTIONS EVERY INVESTOR SHOULD ASK BEFORE INVESTING IN THE FUND

1. WHAT ARE EACH FUND'S GOALS?

   The Intrepid Capital Fund seeks long-term capital appreciation and high current income.

   The Intrepid Small Cap Fund seeks long-term capital appreciation.

2. WHAT ARE EACH FUND'S PRINCIPAL INVESTMENT STRATEGIES?

   Intrepid Capital Fund
   ---------------------

   The Intrepid Capital Fund invests primarily in undervalued small and mid capitalization (i.e., less than $10 billion of market capitalization) common stocks and high yield securities. The Intrepid Capital Fund believes a common stock is undervalued if the market value of the outstanding common stock is less than the intrinsic value of the company issuing the common stock. Intrinsic value is the value that a knowledgeable private investor would place on the entire company. The Intrepid Capital Fund seeks to invest in internally financed companies generating cash in excess of their business needs, with predictable revenue streams, and that are in industries with high barriers to entry.

   The Intrepid Capital Fund's investments in high yield securities will not be limited in duration, but typically will be in securities having a duration of three to five years at the time of purchase. Duration is a measure of a debt security's price sensitivity, taking into account a debt security's cash flows over time, including the possibility that a debt security may be prepaid by the issuer or redeemed by the holder prior to its stated maturity date. By way of example, a fund with a duration of five would likely drop five percent in value if interest rates rose one percentage point.

   Additionally, the Intrepid Capital Fund's investments in high yield securities will not be limited in credit rating, but typically will be in securities rated below-investment grade by a nationally recognized statistical rating agency. The Intrepid Capital Fund believes that these securities may be attractively priced relative to their risk because many institutional investors do not purchase less than investment grade debt securities.

   Intrepid Small Cap Fund
   -----------------------


   The Intrepid Small Cap Fund invests primarily (normally at least 80% of its net assets) in common stocks of small capitalization (i.e., less than $2 billion of market capitalization) companies. Like the Intrepid Capital Fund, the Intrepid Small Cap Fund invests in undervalued common stocks and believes a common stock is undervalued if the market value of the outstanding common stock is less than the intrinsic value of the company issuing the common stock. Intrinsic value is the value that a knowledgeable private investor would place on the entire company. The Intrepid Small Cap Fund seeks to invest in internally financed companies generating cash in excess of their business needs, with predictable revenue streams, and that are in industries with high barriers to entry. In determining the presence of these factors, the Intrepid Small Cap Fund's investment adviser reviews periodic reports filed with the Securities and Exchange Commission and industry publications.


3. WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN EACH FUND?


   Investors in each Fund may lose money. There are risks associated with the types of securities in which the Funds invest. These risks include "Market Risk", Small-Cap Risk", "Value Investing Risk", "Non-Diversification Risk", "Interest Rate Risk", "Credit Risk" and "High Yield Risk". Each of the Funds has similar exposure to "Market Risk" and "Non-Diversification Risk". Both Funds have exposure to "Small Cap Risk" and "Value Investing Risk" with the Small Cap Fund having a somewhat greater exposure because it invests a higher percentage of its net assets in common stocks of small capitalization companies. The Intrepid Capital Fund is also subject to "Interest Rate Risk", "Credit
Risk" and "High Yield Risk".


     o MARKET RISK: The prices of the securities in which each Fund invests may decline for a number of reasons.

     o SMALL-CAP RISK: Small companies often have narrower product lines and markets and more limited managerial and financial resources, and as a result may be more sensitive to changing economic conditions. Stocks of smaller companies are often more volatile and tend to have less trading volume than those of larger companies. Less trading volume may make it more difficult to sell securities of smaller companies at quoted market prices. Finally, there are periods when investing in small capitalization company stocks falls out of favor with investors and the stocks of smaller companies underperform.

     o VALUE INVESTING RISK: Each Fund may be wrong in its assessment of a company's value or the market may not recognize improving fundamentals as quickly as the Fund anticipated. In such cases, the stock may not reach the price that reflects the intrinsic value of the company. There are periods when the value investing style falls out of favor with investors and in such periods each Fund may not perform as well as other mutual funds investing in common stocks.

     o NON-DIVERSIFICATION RISK: Each Fund is a non-diversified fund. As such, each may invest a greater portion of its assets in the securities of one issuer than a diversified fund. Each Fund may be more sensitive to economic, business, political or other changes than a diversified fund, which may result in greater fluctuation in the value of the Fund's shares. Each Fund, however, intends to meet certain tax diversification requirements.

     o INTEREST RATE RISK: In general, the value of bonds and other debt securities falls when interest rates rise. Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations. There have been extended periods of increases in interest rates that have caused significant declines in bond prices.

     o CREDIT RISK: The issuers of the bonds and other debt securities held by the Fund may not be able to make interest or principal payments. Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial condition that would lower the credit quality of the security, leading to greater volatility in the price of the security.

     o HIGH YIELD RISK: Investment in high yield securities can involve a substantial risk of loss. These securities, commonly called "junk bonds", are rated below investment grade and are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities are susceptible to default or decline in market value due to adverse economic and business developments. The market values for high yield securities tend to be very volatile and these securities are generally much less liquid than investment grade debt securities. High yield securities tend to have greater interest rate risk and credit risk than investment grade securities.

   Because of these risks, each Fund is a suitable investment only for those investors who have long-term investment goals. Prospective investors who are uncomfortable with an investment that will fluctuate in value should not invest in the Funds.

4. HOW HAVE THE FUNDS PERFORMED?

   Each Fund is newly organized and therefore has no performance history as of the date of this Prospectus. Each Fund's performance (before and after taxes) will vary from year to year.

                               FEES AND EXPENSES

   The table below describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

SHAREHOLDER FEES                                    INTREPID        INTREPID
(fees paid directly from your investment)         CAPITAL FUND   SMALL CAP FUND
                                                  ------------   --------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a percentage of
  offering price)                                       None             None
Maximum Deferred Sales Charge (Load)                    None             None
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends
  and Distributions                                     None             None
Redemption Fee                                  2.00%(1)<F1>     2.00%(1)<F1>
Exchange Fee                                     None(1)<F1>      None(1)<F1>


ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
Management Fees                                   1.00%            1.00%
Distribution and/or Service (12b-1) Fees          0.25%            0.25%
Other Expenses                                    1.74%            1.74%
                                                  -----           -----
Total Annual Fund Operating Expenses              2.99%(2)<F2>     2.99%(2)<F2>
Less Fee Waiver/Expense Reimbursement            (1.04)%          (1.04)%
                                                  -----           -----
Net Annual Operating Expenses                     1.95%            1.95%
                                                  -----           -----
                                                  -----           -----

---------

(1)<F1> If you redeem shares that you have owned less than 1 month, a 2.00% fee will be deducted from the value of your redemption proceeds. This fee is payable to the Fund. The 2.00% redemption fee does not apply to exchanges between Funds. Our transfer agent charges a fee of $15.00 for each wire redemption. Our transfer agent charges a $5.00 fee for each telephone exchange.
(2)<F2> The Adviser has contractually agreed to reduce its fees and/or reimburse each Fund to the extent necessary to ensure that Net Annual Operating Expenses do not exceed 1.95% per year through September 30, 2007. The Adviser has the right to receive reimbursement for fee reductions and/or expense payments made in the prior three fiscal years, provided that after giving effect to such reimbursement Net Annual Operating Expenses do not exceed 1.95% of the Fund's average daily net assets in the year of reimbursement.


EXAMPLE

   This Example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

   The Example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a five percent return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                               ONE YEAR      THREE YEARS
                               --------      -----------
     Intrepid Capital Fund       $198           $723
     Intrepid Small Cap Fund     $198           $723


                            INVESTMENT OBJECTIVE AND
                        PRINCIPAL INVESTMENT STRATEGIES

INVESTMENT OBJECTIVES

   The Intrepid Capital Fund seeks long-term capital appreciation and high current income and the Intrepid Small Cap Fund seeks long-term capital appreciation. In order to provide a degree of flexibility, each Fund may change its investment objective without obtaining shareholder approval. Please remember that an investment objective is not a guarantee. An investment in each Fund might not appreciate and investors could lose money.

   Each Fund may, in response to adverse market, economic or other conditions, take temporary defensive positions. This means a Fund will invest some or all of its assets in money market instruments (like U.S. Treasury Bills, commercial paper or repurchase agreements). When so investing, a Fund will not be able to achieve its investment objective of long-term capital appreciation to the extent it invests in money market instruments since these securities earn interest but do not appreciate in value. The Intrepid Capital Fund will not be able to achieve its investment objective of high current income to the extent it invests in money market instruments since money market instruments usually have a lower yield than the high yield securities in which the Intrepid Capital Fund invests. When each Fund is not taking a temporary defensive position, it will still hold some cash and money market instruments so that it can pay expenses, satisfy redemption requests or take advantage of investment opportunities.


   The Intrepid Small Cap Fund has a non-fundamental investment policy to normally invest 80% of its net assets in common stocks of small capitalization companies. The Intrepid Small Cap Fund will provide 60 days prior notice to its shareholders before implementing a change in this policy.


PRINCIPAL INVESTMENT STRATEGIES

   Common Stock Investments
   ------------------------

   Each Fund typically will hold common stocks of approximately 25 to 40 different companies. By limiting their holdings to a relatively small number of positions, the Funds will invest in only the best ideas of their investment adviser. However, this limitation may cause the performance of each Fund to be more volatile as each position is likely to have a more meaningful impact on performance than if the Fund had invested in a greater number of securities.

   Neither Fund engages in trading for short-term profits, but when the circumstances warrant, each Fund may sell securities without regard to the length of time held. Each Fund typically will hold a position until either the price reaches the target valuation level or the Fund determines that the price is unlikely to reach that level. Each Fund may hold stocks for several years or longer, if necessary.

   High Yield Security Investments
   -------------------------------


   The Intrepid Capital Fund will typically hold high yield securities of approximately 25-40 companies with approximately 20% to 60% of the Intrepid Capital Fund's total assets held in such high yield securities. The Intrepid Capital Fund normally will not purchase high yield securities that are not rated at least "CCC" by Standard & Poor's Corporation or at least "Caa" by Moody's Investors Service, Inc., and will not continue to hold high yield securities that have received a credit downgrade unless the security is rated either at least "C" by Standard & Poor's Corporation or at least "C" by Moody's Investors Service, Inc. Notwithstanding the foregoing, the Intrepid Capital Fund may purchase securities in default in situations where the Intrepid Capital Fund believes it is more appropriate to evaluate the security as if it were an equity investment.


   The Intrepid Capital Fund's investments in high yield securities are a means of attempting to achieve returns that exceed those of three-year treasury securities. The Intrepid Capital Fund will purchase many of its high yield security investments shortly after a credit downgrade to less than investment grade. At such times, many institutional investors may be required to sell the security creating a selling demand that might result in more attractive pricing for the security. The Intrepid Capital Fund will sell a high yield security if its business outlook improves so that the Intrepid Capital Fund may redeploy its assets to a more attractive holding, or if the credit weakens, to limit capital loss.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

   A description of the Funds' policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Funds' Statement of Additional Information.

                             MANAGEMENT OF THE FUND

   Intrepid Capital Management, Inc. (the "Adviser") is the investment adviser to each Fund. The Adviser's address is 3652 South Third Street, Suite 200, Jacksonville Beach, Florida 32250. The Adviser has been conducting an investment advisory business since 1994. Its clientele has historically primarily consisted of high net-worth individuals. The Adviser currently has approximately $550 million in assets under management.

   As investment adviser, the Adviser manages the investment portfolio of each Fund. The Adviser makes the decisions as to which securities to buy and which securities to sell. All of the investment decisions by the Adviser for the Intrepid Capital Fund are made by a team of investment professionals lead by Mark Travis. Mr. Travis has been the President and founder of the Adviser since 1994. All of the investment decisions by the Adviser for the Intrepid Small Cap Fund are made by the same team of professionals lead by Eric Cinnamond. Mr. Cinnamond has been the Vice President/Director of Research of the Adviser since 1998. With respect to each Fund the lead member of the team makes the final investment decisions and the other members of the team provide information to the lead member and/or execute decisions of the lead member. The other members of the investment team are Gregory Estes and Jayme Wiggins. Mr. Estes has been a Vice President and portfolio manager for the Adviser since 2000. Mr. Wiggins has been an analyst for the Adviser since 2002. Prior to that time he was a student.

   The Funds' Statement of Additional Information provides additional information about the compensation of each member of the investment teams, other accounts managed by them and their ownership of shares of the Funds.

HISTORICAL PERFORMANCE OF INVESTMENT ADVISORY ACCOUNTS MANAGED BY THE ADVISER

   The Adviser has managed portfolios similar to the Intrepid Capital Fund ("Balanced Accounts") and the Intrepid Small Cap Fund ("Small Cap Accounts"). The Balanced Accounts include all portfolios managed by the Adviser with objectives, strategies and policies substantially similar to those employed by the Intrepid Capital Fund. The Small Cap Accounts include all portfolios managed by the Adviser with objectives, strategies and policies substantially similar to those employed by the Small Cap Fund. The Funds are providing composite historical performance data for the Adviser's Balanced Accounts and Small Cap Accounts. The following performance data is historical and investors should not consider this performance data as an indication of the future performance of the Funds. Investors should not rely on the historical performance data when making an investment decision.


   All returns are time-weighted total rate of return and include the reinvestment of dividends and interest. The performance data for both the Balanced Accounts and Small Cap Accounts is net of investment advisory fees and expenses. The fees and expenses of the Balanced Accounts were less than the estimated annual expenses of the Intrepid Capital Fund. The fees and expenses of the Small Cap Accounts were less than the estimated annual expenses of the Small Cap Fund. The performance of both the Balanced Accounts and Small Cap Accounts would have been lower had they incurred higher fees and expenses. Neither the Balanced Accounts nor the Small Cap Accounts were subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code which, if applicable may have adversely affected their performance results.


   The performance information for the indices is based on data supplied by the Adviser or from statistical services, reports or other sources that the Adviser believes are reliable, but such data has not been audited. The performance information for both the Balanced Accounts and the Small Cap Accounts for calendar year 1999 through the end of calendar year 2002 has been examined by Ennis Pellum & Associates, P.A. (formerly Ennis Pellum & Griggs, PA) in accordance with Level II verification procedures of the Association for Investment Research and Management ("AIMR"). In addition, for calendar years 2003 and 2004, The Griggs Group, CPAs performed a Level I verification of the Adviser in accordance with AIMR procedures.


ANNUAL RATE OF RETURN


   YEARS ENDED
   DECEMBER 31,                  1996       1997        1998      1999      2000       2001        2002        2003        2004
   ------------                  ----       ----        ----      ----      ----       ----        ----        ----        ----
Balanced Accounts
  Composite(1)<F3>               14.49%     25.23%     10.02%      2.81%     8.91%    12.50%      (0.36)%      23.10%      11.77%
S&P 500 Index(2)<F4>             22.98%     33.33%     28.59%     21.03%    (9.15)%  (11.91)%    (22.15)%      28.62%      10.92%
Citigroup High-Yield
  Short-Term Index(3)<F5>        11.52%     11.78%      2.85%      2.68%    (4.43)%    6.06%       0.86%       29.28%      10.74%
Combined Index(4)<F6>            18.41%     24.57%     18.04%     13.54%    (7.02)%   (4.74)%    (13.33)%      29.06%      10.91%
Small Cap Accounts
  Composite(5)<F7>              n/a        n/a        n/a         (8.56)%   17.93%    20.53%       8.79%       16.91%      12.82%
Russell 2000 Index(6)<F8>       n/a        n/a        n/a         21.26%    (3.02)%    2.49%     (20.48)%      47.25%      18.33%

----------

(1)<F3> Rate of return is shown net of management fees. The annual rate of return for 1996-2004 before management fees was 16.17%, 26.54%, 10.29%, 3.81%, 10.01%, 13.98%, 0.96%, 24.67% and 13.03%, respectively.
          Shareholders of the Intrepid Capital Fund would have experienced lower rates of return than those shown because estimated annual expenses, including management fees, of the Intrepid Capital Fund are higher than the fees and expenses of the Balanced Accounts.

(2)<F4> The S&P 500 Index is a widely recognized unmanaged index of stock prices.

(3)<F5> The Citigroup High-Yield Short-Term Index invests in high yield bonds ranging from one to seven years in maturity.

(4)<F6> The Combined Index consists of an unmanaged portfolio of 60% common stocks represented by the S&P 500 Index and 40% bonds represented by the Citigroup High Yield Short-Term Index.

(5)<F7> Rates of return is shown net of management fees. The annual rate of return for 1999-2004 before management fees was (7.96)%, 18.81%, 21.65%, 9.90%, 18.23% and 14.12%, respectively. Shareholders of the Intrepid Small Cap Fund would have experienced lower rates of return than those shown because estimated annual expenses, including management fees, of the Intrepid Small Cap Fund are higher than the fees and expenses of the Small Cap Accounts.

(6)<F8> The Russell 2000 Index is a popular measure of the stock performance of small companies. It is comprised of the 2,000 smallest companies in the Russell 3000 Index, which is comprised of the 3,000 largest U.S. Companies based on market capitalization.

SEC ANNUALIZED TOTAL RETURNS
(FOR THE PERIODS ENDING DECEMBER 31, 2004)

                                                           SINCE THE INCEPTION
                                                           DATE OF THE BALANCED
                                                            ACCOUNTS COMPOSITE
                                   ONE YEAR    FIVE YEARS    (APRIL 30, 1995)
                                   --------    ----------    ---------------
Balanced Accounts Composite         11.77%       10.95%           12.27%
S&P 500 Index                       10.92%       (2.33)%          11.09%
Citigroup High-Yield
  Short-Term Index                  10.74%        7.93%            7.87%
Combined Index                      10.91%        1.91%           10.05%

                                                           SINCE THE INCEPTION
                                                          DATE OF THE SMALL CAP
                                                            ACCOUNTS COMPOSITE
                                   ONE YEAR    FIVE YEARS   (OCTOBER 31, 1998)
                                   --------    ----------   -----------------
Small Cap Accounts Composite        12.82%       15.35%           11.54%
Russell 2000 Index                  18.33%        6.62%           10.66%

   Please remember that performance may not be an indication of future rate of return. Investor should consider qualitative circumstances when comparing investment returns and should only compare portfolios with generally similar investment objectives.

DISTRIBUTION FEES

   The Funds have adopted a distribution plan pursuant to Rule 12b-l under the Investment Company Act. This Plan allows each Fund to use up to 0.25% of its average daily net assets to pay sales, distribution and other fees for the sale of its shares and for services provided to investors. Because these fees are paid out of the Fund's assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                             THE FUND'S SHARE PRICE

   The price at which investors purchase shares of each Fund and at which shareholders redeem shares of each Fund is called its net asset value. Each Fund normally calculates its net asset value as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on national holidays, Good Friday and weekends. Each Fund calculates its net asset value based on the market prices of the securities (other than money market instruments) it holds. Each Fund values most money market instruments it holds at their amortized cost. They value securities and other assets for which market quotations are not readily available or reliable by appraisal at their fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Funds' Board of Trustees. The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and a Fund may not be able to sell the security at the fair market value. Market quotations may not be available, for example if trading in particular securities was halted during the day and not resumed prior to the close of trading on the New York Stock Exchange. Market quotations of debt securities and equity securities not traded on a securities exchange may not be reliable if the securities are thinly traded. Market quotations of foreign securities may not be reliable if events or circumstances that may affect the value of portfolio securities occur between the time of the market quotations and the close of trading on the New York Stock Exchange. The Funds will process purchase orders and redemption orders that they receive in good order prior to the close of regular trading on a day that the New York Stock Exchange is open at the net asset value determined LATER THAT DAY. They will process purchase orders and redemption orders that they receive in good order AFTER the close of regular trading at the net asset value determined at the close of regular trading on the NEXT DAY the New York Stock Exchange is open. An investor's purchase order or redemption request will be considered in good order if the letter of instruction includes the name of the Fund, the dollar amount or number of shares to be purchased or redeemed, the signature of all registered shareholders, including a signature guarantee when required, and the account number. If an investor sends a purchase order or redemption request to the Funds' corporate address, instead of to its transfer agent, the Funds will forward it to the transfer agent and the effective date of the purchase order or redemption request will be delayed until the purchase order or redemption request is received by the transfer agent.

                               PURCHASING SHARES

HOW TO PURCHASE SHARES FROM THE FUNDS

     1.   Read this Prospectus carefully.

     2. Determine how much you want to invest keeping in mind the following minimums:

     A.   NEW ACCOUNTS
          o    Individual Retirement Accounts                           $2,500
          o    All other Accounts                                       $2,500

     B.   EXISTING ACCOUNTS
          o    Dividend reinvestment                                No Minimum
          o    All other investments                                      $100
          o    with automatic investment plan     Minimum monthly draw of $100

     3. Complete the New Account Application accompanying this Prospectus, carefully following the instructions. For additional investments, complete the remittance form attached to your individual account statements. (The Funds have additional New Account Applications and remittance forms if you need them.) If you have any questions, please call 1-866-996-FUND.

     4. Make your check payable to the Fund you are purchasing. All checks must be drawn on U.S. banks. The Funds will not accept payment in cash or money orders. The Funds also do not accept cashiers checks in amounts of less than $10,000. Also, to prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, travelers checks or starter checks for the purchase of shares. U.S. BANCORP FUND SERVICES, LLC ("USBFS"), THE FUNDS' TRANSFER AGENT, WILL CHARGE A $25 FEE AGAINST A SHAREHOLDER'S ACCOUNT FOR ANY PAYMENT CHECK, AUTOMATIC INVESTMENT PURCHASE OR ELECTRONIC FUNDS TRANSFER RETURNED FOR ANY REASON. THE SHAREHOLDER WILL ALSO BE RESPONSIBLE FOR ANY LOSSES SUFFERED BY A FUND AS A RESULT.

     5.   Send the application and check to:
          BY FIRST CLASS MAIL:
               Intrepid Capital Management Funds Trust
               c/o U.S. Bancorp Fund Services, LLC
               P.O. Box 701
               Milwaukee, WI  53201-0701
          BY OVERNIGHT DELIVERY SERVICE OR EXPRESS MAIL:
               Intrepid Capital Management Funds Trust
               c/o U.S. Bancorp Fund Services, LLC
               615 East Michigan Street, 3rd Floor
               Milwaukee, WI  53202-5207

   PLEASE DO NOT SEND LETTERS BY OVERNIGHT DELIVERY SERVICE OR EXPRESS MAIL TO THE POST OFFICE BOX ADDRESS.

MAKING AN INITIAL INVESTMENT BY WIRE

   If you wish to open an account by wire, please contact the Funds' transfer agent, USBFS, at 1-866-996-FUND before you wire funds to make arrangements with a telephone service representative. USBFS will require you to complete an account application which you may mail or send by overnight delivery service to the transfer agent. Upon receipt of your completed account application, USBFS will establish an account and an account number for you. You may then instruct your bank to wire transfer your investment as set forth below.


MAKING A SUBSEQUENT INVESTMENT BY WIRE

   To make a subsequent investment by wire, please contact the Funds' transfer agent, USBFS, at 1-866-996-FUND before you send your wire. This will alert the Funds to your intention and will ensure proper credit when your wire is received. Instruct your bank to wire transfer your investment to:

               U.S. Bank, N.A.
               777 East Wisconsin Avenue
               Milwaukee, WI  53202
               ABA #075000022

               For credit to U.S. Bancorp Fund Services, LLC
               Account #112-952-137

               For further credit to:
               Intrepid Capital Fund or Intrepid Small Cap Fund
               (your name and account number)

   PLEASE REMEMBER THAT U.S. BANK, N.A. MUST RECEIVE YOUR WIRED FUNDS PRIOR TO THE CLOSE OF REGULAR TRADING ON THE NEW YORK STOCK EXCHANGE FOR YOU TO RECEIVE SAME DAY PRICING. THE FUNDS AND U.S. BANK, N.A. ARE NOT RESPONSIBLE FOR THE CONSEQUENCES OF DELAYS RESULTING FROM THE BANKING OR FEDERAL RESERVE WIRE SYSTEM, OR FROM INCOMPLETE WIRING INSTRUCTIONS.

PURCHASING SHARES FROM BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHERS

   Some broker-dealers may sell shares of the Funds. These broker-dealers may charge investors a fee either at the time of purchase or redemption. The fee, if charged, is retained by the broker-dealer and not remitted to the Funds or the Adviser. Some broker-dealers may purchase and redeem shares on a three day settlement basis.

   The Funds may enter into agreements with broker-dealers, financial institutions or other service providers ("Servicing Agents") that may include the Funds as an investment alternative in the programs they offer or administer. Servicing Agents may:

     o Become shareholders of record of the Funds. This means all requests to purchase additional shares and all redemption requests must be sent through the Servicing Agents. This also means that purchases made through Servicing Agents are not subject to the Funds' minimum purchase requirements.

     o Use procedures and impose restrictions that may be in addition to, or different from, those applicable to investors purchasing shares directly from the Funds.

     o Charge fees to their customers for the services they provide them. Also, the Funds and/or the Adviser may pay fees to Servicing Agents to compensate them for the services they provide their customers.

     o Be allowed to purchase shares by telephone with payment to follow the next day. If the telephone purchase is made prior to the close of regular trading on the New York Stock Exchange, it will receive same day pricing.

     o Be authorized to accept purchase orders on behalf of the Funds (and designate other Servicing Agents to accept purchase orders on the Funds' behalf). If the Funds have entered into an agreement with a Servicing Agent pursuant to which the Servicing Agent (or its designee) has been authorized to accept purchase orders on the Funds' behalf, then all purchase orders received in good order by the Servicing Agent (or its designee) before 4:00 p.m. Eastern Time will receive that day's net asset value, and all purchase orders received in good order by the Servicing Agent (or its designee) after 4:00 p.m. Eastern Time will receive the next day's net asset value.

   If you decide to purchase shares through Servicing Agents, please carefully review the program materials provided to you by the Servicing Agent. When you purchase shares of the Funds through a Servicing Agent, it is the responsibility of the Servicing Agent to place your order with the Funds on a timely basis. If the Servicing Agent does not, or if it does not pay the purchase price to the Funds within the period specified in its agreement with the Funds, it may be held liable for any resulting fees or losses.

TELEPHONE PURCHASES

   The telephone purchase option allows investors to make subsequent investments directly from a bank checking or savings account. To establish the telephone purchase option for your account, complete the appropriate section in the New Account Application. Only bank accounts held at domestic financial institutions that are Automated Clearing House ("ACH") members may be used for telephone transactions. This option will become effective approximately 15 business days after the application form is received by the Funds' transfer agent, USBFS. Purchases must be in amounts of $100 or more and may not be used for initial purchases of the Funds' shares. Your shares will be purchased at the net asset value determined at the close of regular trading on the day your order is received. Telephone purchases may be made by calling 1-866-996-FUND.

OTHER INFORMATION ABOUT PURCHASING SHARES OF THE FUNDS

   The Funds may reject any purchase order for any reason. The Funds will not accept initial purchase orders made by telephone unless they are from a Servicing Agent which has an agreement with the Funds.

   The Funds will not issue certificates evidencing shares, although it will send investors a written confirmation for all purchases of shares.

   The Funds offer an Automatic Investment Plan ("AIP") allowing shareholders to make purchases of shares on a regular and convenient basis. The minimum purchase for an AIP is $100. You may select the day of the month on which you would like your automatic investment to occur. To establish an AIP, please complete the appropriate section of the New Account Application or submit a written letter of instruction to the transfer agent. The first AIP purchase will take place no earlier than 15 days after the transfer agent has received your request. The AIP may be modified or terminated by the shareholder or the Funds at any time. Please call 1-866-996-FUND if you have any additional questions about establishing an AIP.

   If you have elected an AIP, wire redemption, ETF purchases, ETF redemptions or a systematic withdrawal plan, please include (attach) a voided check with your application. We are unable to debit or credit mutual fund or pass-through accounts. Please contract your financial institution to determine if it participates in the Automated Clearing House system ("ACH").

   The Funds also offer the following retirement plans:
     o    Traditional IRA
     o    Roth IRA
     o    SEP-IRA
     o    SIMPLE-IRA
     o    Coverdell Education Savings Account

   Investors can obtain further information about the automatic investment plan and the IRAs by calling the Funds at 1-866-996-FUND. The Funds recommend that investors consult with a competent financial and tax advisor regarding the IRAs before investing through them.

ANTI-MONEY LAUNDERING COMPLIANCE

   The Funds and its distributors are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds or the Funds' distributors may request additional information from you to verify your identity and source of funds. In compliance with the USA Patriot Act of 2001, please note that the Funds' transfer agent, USBFS, will verify certain information on your New Account Application as part of the Funds' anti-money laundering program. As requested on the New Account Application, you must supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. Please contact the transfer agent at 1-866-996-FUND if you need additional assistance completing your New Account Application. If the Funds or the Funds' distributors do not have reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until clarifying information is received. The Funds also reserve the right to close an account within five business days if clarifying information or documentation is not received. If at any time the Funds believe an investor may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, it may choose not to establish a new account or may be required to "freeze" a shareholder's account. It also may be required to provide a governmental agency or another financial institution with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Funds or its distributors to inform the shareholder that it has taken the actions described above.

HOUSEHOLDING

   To reduce expenses, we may mail only one copy of the Funds' prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1-866-996-FUND. We will begin sending you individual copies 30 days after receiving your request.

                                REDEEMING SHARES

HOW TO REDEEM (SELL) SHARES BY MAIL

     1.   Prepare a letter of instruction containing:

          o    the name of the Fund(s);
          o    account number(s);
          o    the amount of money or number of shares being redeemed;
          o    the name(s) on the account;
          o    daytime phone number; and
          o additional information that the Funds may require for redemptions by corporations, executors, administrators, trustees, guardians, or others who hold shares in a fiduciary or representative capacity. Please contact the Funds' transfer agent, USBFS, in advance, at 1-866-996-FUND if you have any questions.

     2. Sign the letter of instruction exactly as the shares are registered. Joint ownership accounts must be signed by all owners.

     3.   Have the signatures guaranteed in the following situations:

          o the redemption request includes a change of address or a change of address that was received by USBFS within the last 30 days;
          o    the redemption request is in the amount of $100,000 or greater;
          o the redemption proceeds are to be sent to a person other than the person in whose name the shares are registered; or
          o the redemption proceeds are to be sent to an address other than the address of record.

          Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program. A NOTARIZED SIGNATURE IS NOT AN ACCEPTABLE SIGNATURE GUARANTEE.

     4.   Send the letter of instruction to:
          BY FIRST CLASS MAIL:
               Intrepid Capital Management Funds Trust
               c/o U.S. Bancorp Fund Services, LLC
               Shareholder Services Center
               P.O. Box 701
               Milwaukee, WI  53201-0701

          BY OVERNIGHT DELIVERY SERVICE OR EXPRESS MAIL:
               Intrepid Capital Management Funds Trust
               c/o U.S. Bancorp Fund Services, LLC
               3rd Floor
               615 East Michigan Street
               Milwaukee, WI  53202-5207

   PLEASE DO NOT SEND LETTERS OF INSTRUCTION BY OVERNIGHT DELIVERY SERVICE OR EXPRESS MAIL TO THE POST OFFICE BOX ADDRESS.

HOW TO REDEEM (SELL) SHARES BY TELEPHONE

     1. Instruct the Funds' transfer agent, USBFS, that you want the option of redeeming shares by telephone. This can be done by completing the New Account Application. If you have already opened an account, you may write to USBFS requesting this option. When you do so, please sign the request exactly as your account is registered and have the signatures guaranteed. Shares held in individual retirement accounts cannot be redeemed by telephone.

     2. Assemble the same information that you would include in the letter of instruction for a written redemption request.

     3.   Call USBFS at 1-866-996-FUND. PLEASE DO NOT CALL THE FUNDS OR THE
          ADVISER.

HOW TO REDEEM (SELL) SHARES THROUGH SERVICING AGENTS

   If your shares are held by a Servicing Agent, you must redeem your shares through the Servicing Agent. Contact the Servicing Agent for instructions on how to do so.

REDEMPTION PRICE

   The redemption price per share you receive for redemption requests is the next determined net asset value after:

   o USBFS receives your written request in good order with all required information.
   o USBFS receives your authorized telephone request in good order with all required information.

   If the Funds have entered into an agreement with a Servicing Agent pursuant to which the Servicing Agent (or its designee) has been authorized to accept redemption requests on behalf of the Funds, then all redemption requests received in good order by the Servicing Agent (or its designee) before 4:00 p.m. Eastern Time will receive that day's net asset value, and all redemption requests received in good order by the Servicing Agent (or its designee) after 4:00 p.m. Eastern Time will receive the next day's net asset value.


PAYMENT OF REDEMPTION PROCEEDS

  o For those shareholders who redeem shares by mail, USBFS will mail a check in the amount of the redemption proceeds no later than the seventh day after it receives the redemption request in good order with all required information.

  o For those shareholders who redeem by telephone, USBFS will either mail a check in the amount of the redemption proceeds no later than the seventh day after it receives the redemption request in good order, or transfer the redemption proceeds to your designated bank account if you have elected to receive redemption proceeds by wire. USBFS generally wires redemption proceeds on the business day following the calculation of the redemption price. There is a $15 fee for each wire transfer. Proceeds may also be sent to a predetermined bank account by electronic funds transfer through the Automated Clearing House (ACH) network if the shareholder's financial institution is a member. There is no charge to have proceeds sent via ACH, however, funds are typically credited within two days after redemption. However, the Funds may direct USBFS to pay the proceeds of a telephone redemption on a date no later than the seventh day after the redemption request.

  o For those shareholders who redeem shares through Servicing Agents, the Servicing Agent will transmit the redemption proceeds in accordance with its redemption procedures.

OTHER REDEMPTION CONSIDERATIONS

   The Funds offer a Systematic Withdrawal Plan ("SWP") whereby shareholders may request that a check be drawn in a particular amount be sent to them each month, calendar quarter, or annually. To establish a SWP, your account must have a value of at least $10,000, and the minimum amount that may be withdrawn each month, quarter or year is $100. The SWP may be terminated or modified by the shareholder or the Funds at any time without penalty. To establish a SWP, please complete the appropriate section of the New Account Application or submit a written letter of instruction, including a signature guarantee, to the transfer agent. Please call 1-866-996-FUND if you have additional questions about establishing a SWP.

   When redeeming shares of the Funds, shareholders should consider the following:

      o The redemption may result in a taxable gain.

      o Shareholders who redeem shares held in an IRA must indicate on their redemption request whether or not to withhold federal income taxes. If not, these redemptions will be subject to federal income tax withholding.

      o As permitted by the Investment Company Act, the Funds may delay the payment of redemption proceeds for up to seven days in all cases.

      o If you purchased shares by check or Electronic Funds Transfer, the Funds may delay the payment of redemption proceeds until it is reasonably satisfied the check and transfer of funds have cleared (which may take up to 10 days from the date of purchase).

      o USBFS will send the proceeds of telephone redemptions to an address or account other than that shown on its records only if the shareholder has sent in a written request with signatures guaranteed.

      o The Funds reserve the right to refuse a telephone redemption request if it believes it is advisable to do so. The Funds and USBFS may modify or terminate their procedures for telephone redemptions at any time. Neither the Funds nor USBFS will be liable for following instructions for telephone redemption transactions that they reasonably believe to be genuine, provided they use reasonable procedures to confirm the genuineness of the telephone instructions. They may be liable for unauthorized transactions if they fail to follow such procedures. These procedures include requiring some form of personal identification prior to acting upon the telephone instructions and recording all telephone calls. During periods of substantial economic or market change, you may find telephone redemptions difficult to implement. If a shareholder cannot contact USBFS by telephone, he or she should make a redemption request in writing in the manner described earlier.

      o USBFS currently charges a fee of $15 when transferring redemption proceeds to your designated bank account by wire.


      o If your account balance falls below $500 (for any reason), you will be given 60 days to make additional investments so that your account balance is $500 or more. If you do not, the Funds may close your account and mail the redemption proceeds to you.


      o While the Funds generally pay redemption requests in cash, the Funds reserve the right to pay redemption requests "in kind." This means that the Funds may pay redemption requests entirely or partially with liquid securities rather than with cash. Shareholders who receive a redemption "in kind" may incur costs to dispose of such securities.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

   Frequent purchases and redemptions of a Fund's shares by a shareholder may harm other shareholders of that Fund by interfering with efficient management of the Fund's portfolio, increasing brokerage and administrative costs and potentially diluting the value of its shares. Accordingly, the Board of Trustees discourages frequent repurchases and redemptions of shares of the Funds by:

     o Reserving the right to reject any purchase order for any reason or no reason, including purchase orders from potential investors that the Funds believe might engage in frequent purchases and redemptions of Fund shares.


     o Imposing a 2.00% redemption fee on redemptions that occur within 1 month of the share purchase. (The 2.00% redemption fee does not apply to exchanges between Funds.)


   The Funds rely on intermediaries to determine when a redemption occurs within 1 month of purchase. The right to reject an order applies to any order, including an order placed from an omnibus account or a retirement plan.
Although the Funds have taken steps to discourage frequent purchases and redemption of Fund shares, it cannot guarantee that such trading will not occur.

                               EXCHANGING SHARES

   Shares of the Intrepid Capital Fund may be exchanged for shares of the Intrepid Small Cap Fund at their relative net asset values. You may have a taxable gain or loss as a result of an exchange because the Internal Revenue Code treats an exchange as a sale of shares.

HOW TO EXCHANGE SHARES

     1.   Read this Prospectus carefully.

     2. Determine the number of shares you want to exchange keeping in mind that telephone exchanges are subject to a $100 minimum.

     3. Write to Intrepid Capital Management Funds Trust, c/o U.S. Bancorp Fund Services, LLC, 3rd Floor, P.O. Box 701, Milwaukee, WI 53201-0701 or call USBFS at 1-866-996-FUND. USBFS charges a $5.00 fee for each telephone exchange. There is no charge for a written exchange.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

     The Intrepid Capital Fund distributes substantially all of its net investment income at least quarterly and the Intrepid Small Cap Fund distributes substantially all of its net investment income annually. Both Funds distribute substantially all of their capital gains annually. You have two distribution options:

     o AUTOMATIC REINVESTMENT OPTION: Both dividend and capital gains distributions will be reinvested in additional Fund shares.

     o ALL CASH OPTION: Both dividend and capital gains distributions will be paid in cash.

     o If you elect to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in your account at the Fund's then current net asset value and to reinvest all subsequent distributions.

     You may make this election on the New Account Application. You may change your election by writing to U.S. Bancorp Fund Services, LLC or by calling 1-866-996-FUND.

     Each Fund's distributions, whether received in cash or additional shares of the Fund, may be subject to federal and state income tax. These distributions may be taxed as ordinary income, dividend income and capital gains (which may be taxed at different rates depending on the length of time the Fund holds the assets generating the capital gains).

                              FINANCIAL HIGHLIGHTS

     As a newly organized fund, the Intrepid Small Cap Fund has no operating history.

     The financial highlights are intended to help you understand the Intrepid Capital Fund's financial performance for the period of its operation. Certain information reflects financial results for a single Fund share. The total return in the table represents the rate an investor would have lost on an investment in the Intrepid Capital Fund. This information is unaudited.

                                                           JANUARY 3, 20051<F9>
                                                                 THROUGH
                                                              MARCH 31, 2005
                                                              --------------
                                                               (Unaudited)
NET ASSET VALUE:
     Beginning of period                                          $10.00
                                                                  ------

OPERATIONS:
     Net investment gain2<F10>                                      0.02
     Net realized and unrealized loss on investment securities    (0.29)
                                                                  ------
     Total from operations                                        (0.27)
                                                                  ------

NET ASSET VALUE:
     End of period                                                $ 9.73
                                                                  ------
                                                                  ------

     Total return                                           -2.70%3<F11>

     Net assets at end of period (000s omitted)                   $8,893

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
     Before expense reimbursement                            6.43%4<F12>
     After expense reimbursement                             1.93%4<F12>

RATIO OF NET INVESTMENT LOSS
  TO AVERAGE NET ASSETS:
     Before expense reimbursement                           -3.10%4<F12>
     After expense reimbursement                             1.40%4<F12>

Portfolio turnover rate                                               0%
------------
1<F9>     Commencement of Operation.

2<F10> Net investment income per share is calculated using the ending balances prior to consideration or adjustment for permanent book-to-tax difference.

3<F11>    Not annualized.

4<F12>    Annualized.

                                 PRIVACY POLICY

                    INTREPID CAPITAL MANAGEMENT FUNDS TRUST

     We collect the following nonpublic personal information about you:

     o information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and
     o information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history parties to transactions, cost basis information, and other financial information.

   We do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

   In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

   To learn more about the Intrepid Capital Fund and the Intrepid Small Cap Fund you may want to read the Funds' Statement of Additional Information (or "SAI") which contains additional information about the Fund. The Funds have incorporated by reference the SAI into the Prospectus. This means that you should consider the contents of the SAI to be part of the Prospectus.

   The SAI and the annual and semi-annual reports are all available to shareholders and prospective investors without charge, simply by calling 1-866-996-FUND.

   Prospective investors and shareholders who have questions about the Funds may also call the above number or write to the following address:

          Intrepid Capital Management Funds Trust
          c/o U.S. Bancorp Fund Services, LLC
          P.O. Box 701
          Milwaukee, WI  53201-0701

   The general public can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (Please call 1-202-942-8090 for information on the operations of the Public Reference Room.) Reports and other information about the Funds is also available on the EDGAR Database on the Securities and Exchange Commission's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to:

          Public Reference Section
          Securities and Exchange Commission
          Washington, D.C. 20549-0102

   Please refer to the Investment Company Act File No. 811-21625 of the Fund when seeking information about the Funds from the Securities and Exchange Commission.

                       STATEMENT OF ADDITIONAL INFORMATION

                            Dated September 30, 2005




                              INTREPID CAPITAL FUND
                             INTREPID SMALL CAP FUND

                             3652 South Third Street
                                    Suite 200
                        Jacksonville Beach, Florida 32250
                            Toll free 1-866-996-FUND


                  This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus dated September 30, 2005 of Intrepid Capital Management Funds Trust (the "Trust"). A copy of the Prospectus may be obtained without charge from the Trust at the address and telephone number set forth above.

                  The following unaudited financial statements are incorporated by reference from the Semiannual Report dated March 31, 2005 of the Trust (File No. 811-21625) as filed with the Securities and Exchange Commission on Form N-CSR on June 7, 2005.



                                    Schedule of Investments
                                    Statement of Asset and Liabilities
                                    Statement of Operations
                                    Statement of Changes in Net Assets
                                    Financial Highlights
                                    Notes to Financial Statements

                                TABLE OF CONTENTS




                                                                            Page

FUND HISTORY AND CLASSIFICATION................................................4
INVESTMENT RESTRICTIONS........................................................4
INVESTMENT CONSIDERATIONS......................................................5
Illiquid Securities............................................................6
Borrowing......................................................................6
Warrants and Convertible Securities............................................7
High Yield Securities..........................................................7
Money Market Instruments.......................................................9

American Depository Receipts..................................................10

Other.........................................................................10
PORTFOLIO TURNOVER............................................................10
DISCLOSURE OF PORTFOLIO HOLDINGS..............................................10
Fund Service Providers - Fund Administrator, Independent Registered
     Public Accounting Firm and Custodian.....................................10
Rating and Ranking Organizations..............................................11
Website Disclosure............................................................11
TRUSTEES AND OFFICERS OF THE TRUST............................................11
Trustees' and Officers' Information...........................................11
Equity Ownership of Trustees..................................................14
Compensation..................................................................14
Committees....................................................................14
Trustee Approval of Investment Advisory Agreement.............................15
Proxy Voting Policy...........................................................16
Code of Ethics................................................................17
OWNERSHIP OF MANAGEMENT AND PRINCIPAL SHAREHOLDERS............................17
INVESTMENT  ADVISER,  ADMINISTRATOR,  CUSTODIAN,  TRANSFER AGENT,
      ACCOUNTING SERVICES AGENT AND PRINCIPAL UNDERWRITER.....................17
The Adviser...................................................................17
Administrator.................................................................19
Custodian.....................................................................19
Transfer Agent, Dividend Disbursing Agent and Fund Accountant.................20
Distributor...................................................................20
PORTFOLIO MANAGERS............................................................20
DETERMINATION OF NET ASSET VALUE..............................................22
DISTRIBUTION OF SHARES........................................................23
AUTOMATIC INVESTMENT PLAN AND TELEPHONE PURCHASES.............................23
REDEMPTION OF SHARES..........................................................24
SYSTEMATIC WITHDRAWAL PLAN....................................................24
ALLOCATION OF PORTFOLIO BROKERAGE.............................................25
General.......................................................................25
Brokerage Commissions.........................................................26
TAXES.........................................................................26
Taxation as Regulated Investment Company......................................26
Tax Character of Distributions and Redemptions................................26
Backup Withholding............................................................27

SHAREHOLDER MEETINGS AND ELECTION OF TRUSTEES.................................27
CAPITAL STRUCTURE.............................................................27
Shares of Beneficial Interest.................................................27
Additional Series.............................................................28
DESCRIPTION OF SECURITIES RATINGS.............................................28
Standard & Poor's Commercial Paper Ratings....................................28
Moody's Short-Term Debt Ratings...............................................28
Standard & Poor's Ratings For Corporate Bonds.................................29
Moody's Ratings for Bonds.....................................................30
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.................................31


                  No person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information and Prospectus dated September 30, 2005 and, if given or made, such information or representations may not be relied upon as having been authorized by Intrepid Capital Management Funds Trust.

                  This Statement of Additional Information does not constitute an offer to sell securities.

                         FUND HISTORY AND CLASSIFICATION

                  Intrepid Capital Management Funds Trust (the "Trust"), a Delaware statutory trust organized on August 27, 2004, is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently has two portfolios: the Intrepid Capital Fund and the Intrepid Small Cap Fund (each a "Fund" and collectively, the "Funds). This Statement of Additional Information provides information about both Funds.

                             INVESTMENT RESTRICTIONS

                  The Funds have adopted the following investment restrictions which are matters of fundamental policy. Each Fund's investment restrictions cannot be changed without approval of the holders of the lesser of (i) 67% of such Fund's shares present or represented at a shareholder's meeting at which the holders of more than 50% of such shares are present or represented or (ii) more than 50% of the outstanding shares of such Fund.

                  1. Neither Fund may purchase securities of any issuer if the purchase would cause more than five percent of the value of such Fund's total assets to be invested in securities of such issuer (except securities of the U.S. government or any agency or instrumentality thereof), or purchase more than ten percent of the outstanding voting securities of any one issuer, except that up to 50% of each Fund's total assets may be invested without regard to these limitations.

                  2. Each Fund may sell securities short and write put and call options to the extent permitted by the 1940 Act.

                  3. Neither Fund may purchase securities on margin (except for such short term credits as are necessary for the clearance of transactions), except that each Fund may (i) borrow money to the extent permitted by the Act, as provided in Investment Restriction No. 4; (ii) purchase or sell futures contracts and options on futures contracts; (iii) make initial and variation margin payments in connection with purchases or sales of futures contracts or options on futures contracts; and (iv) write or invest in put or call options.

                  4. Each Fund may borrow money or issue senior securities to the extent permitted by the 1940 Act.

                  5. Each Fund may pledge, hypothecate or otherwise encumber any of its assets to secure its borrowings.

                  6. Neither Fund may act as an underwriter or distributor of securities other than of its shares, except to the extent that a Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the "Securities Act"), in the disposition of restricted securities.

                  7. Neither Fund may make loans, including loans of securities, except each Fund may acquire debt securities from the issuer or others which are publicly distributed or are of a type normally acquired by institutional investors and each Fund may enter into repurchase agreements.

                  8. Neither Fund may invest 25% or more of its total assets (as of the time of purchase) in securities of non-governmental issuers whose principal business activities are in the same industry.

                  9. Neither Fund may make investments for the purpose of exercising control or acquiring management of any company.

                  10. Neither Fund may invest in real estate or real estate mortgage loans or make any investments in real estate limited partnerships.

                  11. Neither Fund may purchase or sell commodities or commodity contracts, except that each Fund may enter into futures contracts, options on futures contracts and other similar instruments.

                  The Funds have adopted certain other investment restrictions which are not fundamental policies and which may be changed by the Trust's Board of Trustees without shareholder approval. These additional restrictions are as follows:

                  1. Neither Fund will acquire or retain any security issued by a company, an officer or trustee which is an officer or trustee of the Trust or an officer, trustee or other affiliated person of the Funds' investment adviser.

                  2. Neither Fund will invest more than 15% of the value of its net assets in illiquid securities.

                  3. Neither Fund will purchase the securities of other investment companies, except: (a) as part of a plan of merger, consolidation or reorganization approved by the shareholders of a Fund; (b) securities of registered open-end investment companies; or (c) securities of registered closed-end investment companies on the open market where no commission results, other than the usual and customary broker's commission. No purchases described in (b) and (c) will be made if as a result of such purchases (i) a Fund and its affiliated persons would hold more than 3% of any class of securities, including voting securities, of any registered investment company; (ii) more than 5% of a Fund's net assets would be invested in shares of any one registered investment company; and (iii) more than 10% of a Fund's net assets would be invested in shares of registered investment companies.

                  The aforementioned percentage restrictions on investment or utilization of assets refer to the percentage at the time an investment is made. If these restrictions are adhered to at the time an investment is made, and such percentage subsequently changes as a result of changing market values or some similar event, no violation of a Fund's fundamental restrictions will be deemed to have occurred. Any changes in a Fund's investment restrictions made by the Board of Trustees will be communicated to shareholders prior to their implementation.

                            INVESTMENT CONSIDERATIONS

                  The Funds' prospectus describes their principal investment strategies and risks. This section expands upon that discussion and also describes non-principal investment strategies and risks.

Illiquid Securities

                  Each Fund may invest up to 15% of its net assets in securities for which there is no readily available market ("illiquid securities"). The 15% limitation includes certain securities whose disposition would be subject to legal restrictions ("restricted securities"). However, certain restricted securities that may be resold pursuant to Regulation S or Rule 144A under the Securities Act may be considered liquid. Regulation S permits the sale abroad of securities that are not registered for sale in the United States. Rule 144A permits certain qualified institutional buyers to trade in privately placed securities not registered under the Securities Act. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both ascertainable market values for Rule 144A securities and the ability to liquidate these securities to satisfy redemption requests. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities held by a Fund could adversely affect their marketability, causing the Fund to sell securities at unfavorable prices. The Board of Trustees of the Trust has delegated to Intrepid Capital Management, Inc. (the "Adviser") the day-to-day determination of the liquidity of a security, although it has retained oversight and ultimate responsibility for such determinations. Although no definite quality criteria are used, the Board of Trustees has directed the Adviser to consider such factors as (i) the nature of the market for a security (including the institutional private resale markets); (ii) the terms of these securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g. certain repurchase obligations and demand instruments);
(iii) the availability of market quotations; and (iv) other permissible factors.

                  Restricted securities may be sold in privately negotiated or other exempt transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. When registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable time may elapse between the decision to sell and the sale date. If, during such period, adverse market conditions were to develop, a Fund might obtain a less favorable price than the price that prevailed when it decided to sell. Illiquid restricted securities will be priced at fair value as determined in good faith by the Board of Trustees.

Borrowing

                  Each Fund may borrow money for investment purposes, although neither has any present intention of doing so. Borrowing for investment purposes is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Since substantially all of each Fund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value ("NAV") per share of a Fund, when it leverages its investments, will increase more when the Fund's portfolio assets increase in value and decrease more when the portfolio assets decrease in value than would otherwise be the case. Interest costs on borrowings may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. As required by the Act, each Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of a Fund's assets should fail to meet this 300% coverage test, the Fund will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage within three business days. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations would not favor such sales.

                  In addition to borrowing for investment purposes, each Fund is authorized to borrow money from banks as a temporary measure for extraordinary or emergency purposes. For example, a Fund may borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio investments would be inconvenient or disadvantageous. To the extent such borrowings do not exceed 5% of the value of a Fund's total assets at the time of borrowing and are promptly repaid, they will not be subject to the foregoing 300% asset coverage requirement.

Warrants and Convertible Securities

                  Each Fund may purchase rights and warrants to purchase equity securities. Investments in rights and warrants are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Rights and warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Rights and warrants differ from call options in that rights and warrants are issued by the issuer of the security that may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of rights (if traded independently) and warrants do not necessarily move parallel to the prices of the underlying securities. Rights and warrants involve the risk that a Fund could lose the purchase value of the warrant if the warrant is not exercised prior to its expiration. They also involve the risk that the effective price paid for the warrant added to the subscription price of the related security may be greater than the value of the subscribed security's market price.

                  Each Fund may also invest in convertible securities (debt securities or preferred stocks of corporations that are convertible into or exchangeable for common stocks). The Adviser will select only those convertible securities for which it believes (i) the underlying common stock is a suitable investment for the Fund and (ii) a greater potential for total return exists by purchasing the convertible security because of its higher yield and/or favorable market valuation. Most of a Fund's investment in convertible debt securities will be rated less than investment grade. Debt securities rated less than investment grade are commonly referred to as "junk bonds."

High Yield Securities


                  Each Fund may invest in corporate debt securities, including bonds and debentures (which are long-term) and notes (which may be short or long-term). These debt securities may be rated investment grade by Standard & Poor's Corporation ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's"). Securities rated BBB by Standard & Poor's or Baa by Moody's, although investment grade, exhibit speculative characteristics and are more sensitive than higher rated securities to changes in economic conditions. Each Fund may also invest in securities that are rated below investment grade. Investments in high yield securities (i.e., less than investment grade), while providing greater income and opportunity for gain than investments in higher-rated securities, entail relatively greater risk of loss of income or principal. Lower-grade obligations are commonly referred to as "junk bonds." Market prices of high yield, lower-grade obligations may fluctuate more than market prices of higher-rated securities. Lower grade, fixed income securities tend to reflect short-term corporate and market developments to a greater extent than higher-rated obligations which, assuming no change in their fundamental quality, react primarily to fluctuations in the general level of interest rates. The Intrepid Capital Fund normally will not purchase convertible securities that are not rated either at least "CCC" by Standard & Poor's Corporation or at least "Caa" by Moody's Investors Service, Inc., and will not continue to hold convertible securities that have received a credit downgrade unless the security is rated at least "C" by Standard & Poor's Corporation or at least "C" by Moody's Investors Service, Inc. Notwithstanding the foregoing, the Intrepid Capital Fund may purchase convertible securities in default in situations where the Intrepid Capital Fund believes it is more appropriate to evaluate the security as if it were an equity investment.

                  The high yield market at times is subject to substantial volatility. An economic downturn or increase in interest rates may have a more significant effect on high yield securities and their markets, as well as on the ability of securities' issuers to repay principal and interest. Issuers of high yield securities may be of low creditworthiness and the high yield securities may be subordinated to the claims of senior lenders. During periods of economic downturn or rising interest rates the issuers of high yield securities may have greater potential for insolvency and a higher incidence of high yield bond defaults may be experienced.

                  The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments but are more sensitive to adverse economic changes or individual corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a high yield security owned by a Fund defaults, the Fund may incur additional expenses in seeking recovery. Periods of economic uncertainty and changes can be expected to result in increased volatility of the market prices of high yield securities and a Fund's net asset value. Yields on high yield securities will fluctuate over time. Furthermore, in the case of high yield securities structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and therefore tend to be more volatile than the market prices of securities which pay interest periodically and in cash.

                  Certain securities held by a Fund, including high yield securities, may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for the investor. Conversely, a high yield security's value will decrease in a rising interest rate market, as will the value of a Fund's net assets.

                  The secondary market for high yield securities may at times become less liquid or respond to adverse publicity or investor perceptions making it more difficult for a Fund to value accurately high yield securities or dispose of them. To the extent a Fund owns or may acquire illiquid or restricted high yield securities, these securities may involve special registration responsibilities, liabilities and costs, and liquidity difficulties, and judgment will play a greater role in valuation because there is less reliable and objective data available.

                  Special tax considerations are associated with investing in high yield bonds structured as zero coupon or pay-in-kind securities. A Fund will report the interest on these securities as income even though it receives no cash interest until the security's maturity or payment date. Further, each Fund must distribute substantially all of its income to its shareholders to qualify for pass-through treatment under the tax law. Accordingly, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash or may have to borrow to satisfy distribution requirements.

                  Credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, the Adviser monitors the issuers of high yield securities in the portfolio to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to attempt to assure the securities' liquidity so a Fund can meet redemption requests. To the extent that a Fund invests in high yield securities, the achievement of its investment objective may be more dependent on the Adviser's credit analysis than would be the case for higher quality bonds. A Fund may retain a portfolio security whose rating has been changed.

Money Market Instruments

                  Each Fund may invest in cash and money market securities. Each Fund may do so when taking a temporary defensive position or to have assets available to pay expenses, satisfy redemption requests or take advantage of investment opportunities. The money market securities in which the Funds invest include U.S. Treasury Bills, commercial paper, commercial paper master notes and repurchase agreements.

                  Each Fund may invest in commercial paper or commercial paper master notes rated, at the time of purchase, A-1 or A-2 by Standard & Poor's or Prime-1 or Prime-2 by Moody's. Commercial paper master notes are demand instruments without a fixed maturity bearing interest at rates that are fixed to known lending rates and automatically adjusted when such lending rates change.

                  Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the Fund's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds will enter into repurchase agreements only with member banks of the Federal Reserve system or primary dealers of U.S. Government Securities. The Adviser will monitor the creditworthiness of each of the firms that is a party to a repurchase agreement with a Fund. In the event of a default or bankruptcy by the seller, a Fund will liquidate those securities (whose market value, including accrued interest, must be at least equal to 100% of the dollar amount invested by the Fund in each repurchase agreement) held under the applicable repurchase agreement, which securities constitute collateral for the seller's obligation to pay. However, liquidation could involve costs or delays and, to the extent proceeds from the sale of these securities were less than the agreed-upon repurchase price a Fund would suffer a loss. A Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the Funds to treat repurchase agreements that do not mature within seven days as illiquid for the purposes of its investments policies.

                  Each  Fund may  also  invest  in  securities  issued  by other investment companies that invest in high quality, short-term debt securities (i.e., money market instruments). In addition to the advisory fees and other expenses each Fund bears directly in connection with its own operations, as a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses, and such fees and other expenses will be borne indirectly by the Fund's shareholders.

American Depository Receipts

                  Each Fund may invest in American Depository Receipts ("ADRs"). ADRs evidence ownership of underlying securities issued by a foreign corporation. ADR facilities may be either "sponsored" or "unsponsored." While similar, distinctions exist relating to the rights and duties of

ADR holders and market practices. A depository may establish an unsponsored facility without the participation by or consent of the issuer of the deposited securities, although a letter of non-objection from the issuer is often requested. Holders of unsponsored ADRs generally bear all the costs of such facility, which can include deposit and withdrawal fees, currency conversion fees and other service fees. The depository of an unsponsored facility may be under no duty to distribute shareholder communications from the issuer or to pass through voting rights. Issuers of unsponsored ADRs are not obligated to disclose material information in the U.S. and, therefore, there may not be a correlation between such information and the market value of the ADR. Sponsored facilities enter into an agreement with the issuer that sets out rights and duties of the issuer, the depository and the ADR holder. This agreement also allocates fees among the parties. Most sponsored agreements also provide that the depository will distribute shareholder notices, voting instruments and other communications. The Funds may invest in sponsored and unsponsored ADRs.

Other

                  Although each Fund may sell securities short or write put or call options to the extent permitted by the 1940 Act, neither has any present intention to do so. In addition, although each Fund may enter into futures contracts, options on futures contracts and other similar instruments, neither has any present intention to do so.

                               PORTFOLIO TURNOVER


                  Each Fund is newly organized and, as of the date of this Statement of Additional Information, has no portfolio turnover history. Neither Fund actively trades for short-term profits, but when the circumstances warrant, securities may be sold without regard to the length of time held. The annual portfolio turnover rate indicates changes in a Fund's portfolio and is calculated by dividing the lesser of purchases or sales of portfolio securities (excluding securities having maturities at acquisition of one year or less) for the fiscal year by the monthly average of the value of the portfolio securities (excluding securities having maturities at acquisition of one year or less) owned by the Fund during the fiscal year. High portfolio turnover in any year will result in the payment by a Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains. Each Fund estimates that its annual portfolio turnover rate will be less than 100%.


                        DISCLOSURE OF PORTFOLIO HOLDINGS

Fund Service Providers - Fund Administrator, Independent Registered Public Accounting Firm and Custodian


                  The Funds have entered into arrangements with certain third party service providers (fund administrator, independend registered public accounting firm and custodian) for services that require these groups to have access to each Fund's portfolios on a daily basis. For example, the Funds' administrator is responsible for maintaining the accounting records of each Fund, which includes maintaining a current portfolio of each Fund. The Funds also undergo an annual audit that requires the Funds' independent registered public accounting firm to review each Fund's portfolio. In addition to the Funds' administrator, the Fund's custodian also maintains an up-to-date list of ach Fund's holdings. Each of these parties is contractually and/or ethically prohibited from sharing a Fund's portfolios unless specifically authorized by the Funds.

Rating and Ranking Organizations

                  The  Funds  may  provide  their  portfolio   holdings  to  the
following rating and ranking organizations:


                  Morningstar, Inc.
                  Lipper, Inc.
                  Standard & Poor's Ratings Group
                  Bloomberg L.P.
                  Thomson Financial Research


                  The Funds' management has determined that these organizations provide investors with a valuable service and, therefore, are willing to provide them with portfolio information. The Funds may not pay these organizations or receive any compensation from them for providing this information.

                  The  Funds  may  provide   portfolio   information   to  these
organizations on either a monthly or quarterly basis but not prior to ten business days following the end of the period.

Website Disclosure

                  Each Fund publishes its top ten positions at the end of each calendar quarter on its website (www.intrepidcapitalfunds.com). This information is updated approximately 15 to 30 business days following the end of each quarter. It is available to anyone that visits the website.


Oversight

                  The officers of the Trust are responsible for decisions authorizing the disclosure of portfolio holdings. The Trust's chief compliance officer addresses issues relating to the disclosure of portfolio holdings, if any, in its annual report to the Trustees.


                       TRUSTEES AND OFFICERS OF THE TRUST

                  As a Delaware statutory trust, the business and affairs of the Trust are managed by its officers under the direction of its Board of Trustees.

Trustees' and Officers' Information


                  Certain important information regarding each of the trustees and officers of the Trust (including their principal occupations for at least the last five years) is set forth below.




                                                                                         Number of Portfolios
                                            Term of Office                                 in Fund Complex
     Name,                 Position(s) Held   and Length       Principal Occupation(s)         Overseen         Other Directorships
Address and Age             with the Fund     of Service        During Past Five Years        by Trustee          Held by Trustee
---------------             -------------     ----------        ----------------------        ----------          ---------------

                                           Interested Trustees*


Mark F. Travis               Trustee,      Indefinite, until   Mr. Travis has been employed        Two                  None
c/o Intrepid Capital         President     successor elected   as the President of Intrepid
Management Funds Trust       and                               Capital Management, Inc. since
3652 South Third Street      Treasurer                         January 1995 and as its CEO
Suite 200                                                      since June 2003.
Jacksonville Beach, FL 32250
Age 43                                     1 year


                                           Independent Trustees**


John J. Broaddus             Trustee       Indefinite, until   Mr. Broaddus has been the Vice      Two                  None
c/o Intrepid Capital                       successor elected   President of Development at
Management Funds Trust                                         Sunnyside Communities, a
3652 South Third Street                                        retirement community, since 1999.
Suite 200                                                      Prior to that, Mr. Broaddus was
Jacksonville Beach, FL 32250                                   a principal in Peak Consulting,
Age 55                                     1 year              a management consulting firm.
                                                               From 1990 through 1998, Mr.
                                                               Broaddus was the President and
                                                               Chief Executive Officer of
                                                               Casseo Ice & Cold Storage, a
                                                               national third party logistics,
                                                               warehousing, ice manufacturing
                                                               and food distribution company.



-----------------------------

* "Interested" trustees are trustees who are deemed to be "interested persons" (as defined in the Act) of the Trust. Mr. Travis is an interested trustee because of his ownership in the Adviser and because he is an officer of the Trust.

** "Independent" trustees are trustees who are trustees who are not deemed to be "interested persons" (as defined in the Act) of the Trust.




                                                                                         Number of Portfolios
                                            Term of Office                                 in Fund Complex
     Name,                 Position(s) Held   and Length       Principal Occupation(s)         Overseen         Other Directorships
Address and Age             with the Fund     of Service        During Past Five Years        by Trustee          Held by Trustee
---------------             -------------     ----------        ----------------------        ----------          ---------------

                                           Idependent Trustees**


Roy F. Clarke                Trustee       Indefinite, until   Mr. Clarke has owned and            Two                  None
c/o Intrepid Capital                       successor elected   operated a dentistry office
Management Funds Trust                                         since 1974.
3652 South Third Street
Suite 200
Jacksonville Beach, FL 32250
Age 65                                     1 year


Peter R. Osterman, Jr.       Trustee       Indefinite, until   Mr. Osterman has been the Chief     Two                  None
c/o Intrepid Capital                       successor elected   Executive Officer of W&O Supply,
Management Funds Trust                                         Inc., a distribution company,
3652 South Third Street                                        since March 2001. Prior to that,
Suite 200                                                      from March 2000 through March
Jacksonville Beach, FL 32250               1 year              2001, Mr. Osterman owned L.K.
Age 56                                                         Erectors, Inc., a construction
                                                               company.

Ed Vandergriff, Jr.          Trustee       Indefinite, until   Mr. Vandergriff has been the        Two                  None
c/o Intrepid Capital                       successor elected   President of Development
Management Funds Trust                                         Catalysts, a real estate finance
3652 South Third Street                                        and development company, since
Suite 200                                                      2000.
Jacksonville Beach, FL 32250               1 year
Age 56



-----------------------------

** "Independent" trustees are trustees who are not deemed to be "interested persons" (as defined in the Act) of the Trust.

Equity Ownership of Trustees

                  Neither Fund commenced operations prior to January 1, 2005.

Compensation

                  As of the date of this Statement of Additional Information, the Trust has not yet completed its first fiscal year of operation. The Trust's standard method of compensating the non-interested Trustees is to pay each such Trustee an annual retainer of $1000 and a fee of $500 for each meeting of the Board of Trustees attended. The Trust also reimburses such Trustees for their reasonable travel expenses incurred in attending meetings of the Board of Trustees. The Trust does not provide pension or retirement benefits to its Trustees and officers. The aggregate compensation to be paid by the Trust to each officer or non-interested Trustee during the Trust's fiscal period ending September 30, 2005 (estimating future payments based upon existing arrangements) is set forth below:


                                                                   Total
                              Aggregate Compensation         Compensation from
Name of Person, Position            from Trust            Trust Paid to Trustees
---------------------------   ----------------------      ----------------------

Non-Interested Trustees

     John J. Broaddus                   $3000                      $3000
     Roy F. Clarke                      $3000                      $3000
     Peter R. Osterman, Jr.             $3000                      $3000
     Ed Vandergriff, Jr.                $3000                      $3000

Interested Trustees

     Mark F. Travis                        $0                         $0



Committees

                  The Trust's Board of Trustees has created an Audit Committee, whose members are Messrs. Broaddus, Clarke, Osterman and Vandergriff. The primary functions of the Audit Committee are to select the independent registered public accounting firm to be retained to perform the annual audit of the Fund, to review the results of the audit, to review the Trust's internal controls and to review certain other matters relating to the Trust's independent registered public accounting firm and financial records. The Trust's Board of Trustees has no other committees. The Audit Committee is newly formed and, as of the date of the Statement of Additional Information, has not yet met.

Trustee Approval of Investment Advisory Agreement

                  In approving the investment advisory agreement entered into between the Trust and the Adviser with respect to the Intrepid Capital Fund (the "Advisory Agreement"), the Board of Trustees considered a number of factors, including, but not limited to, the following:

          o Services Rendered by the Adviser. The Trustees considered the services that the Adviser would provide to the Fund, including investment management, shareholder service and providing other key Fund personnel such as officers and the Chief Compliance Officer. The Trustees considered these services in comparison with the services provided by investment advisers to other mutual funds with similar investment strategies.

          o Investment Management Fees. The Trustees considered the fees that other mutual funds pay to investment advisers with similar investment strategies and concluded that the proposed fee was consistent with what other mutual funds pay.

          o Total Expense Ratio. The Trustees considered the total expense ratios of other funds of similar size with similar investment strategies to a pro-forma expense ratio of the Fund. They considered that the Fund's expense ratio was in line with other similar funds after the Adviser agreed to reimburse the Fund for certain expenses.

          o Experience and Performance of the Adviser. The Trustees considered the experience of the Adviser in managing similar accounts. They reviewed the performance of the Adviser's similar accounts over long and short term periods through different market cycles. The Trustees also reviewed the Adviser's Form ADV Parts I and II and considered the experience of the key personnel at the Adviser.

                  Based upon its review, the Board of Trustees concluded that the investment methodologies of the Adviser would fit with the Fund's investment policies, and that the Adviser had the capabilities, resources and personnel necessary to manage the Fund effectively. Further, the Board of Trustees concluded that based on the services the Adviser would be required to render under the Advisory Agreement, that the compensation to be paid to the Adviser was fair and reasonable. Thus, the Board of Trustees concluded that it would be in the best interests of the Fund to enter into the Advisory Agreement.

                  The benefits derived by the Adviser from soft dollar arrangements are described under the caption "Allocation of Portfolio Brokerage." None of the trustees who are independent, or any members of their immediate family, own shares of the Adviser or companies, other than registered investment companies, controlled by or under common control with the Adviser.

                  In approving the investment advisory agreement entered into between the Trust and the Adviser with respect to the Intrepid Small Cap Fund (the "Small Cap Advisory Agreement"), the Board of Trustees considered the following factors:

          o The Nature, Extent and Quality of the Services to be Rendered by the Adviser. The Trustees considered the services that the Adviser would provide to the Fund, including investment management, shareholder service and providing other key Fund personnel such as officers and the Chief Compliance Officer. The Trustees considered these services in comparison with the services provided by investment advisers to other mutual funds with similar investment strategies.

          o The Investment Performance of the Small Cap Fund and the Adviser. Since the Small Cap Fund had not commenced operations at the time the Board of Trustees approved the Small Cap Advisory Agreement, the Board of Trustees could not consider the investment performance of the Small Cap Fund. Instead, the Board of Trustees considered the performance of the Adviser's Small Cap Accounts Composite and compared the performance of Small Cap Accounts Composite to the Russell 2000 Index. Based on its review, the Board was satisfied that the Adviser had the capabilities, resources and personnel necessary to manage the Small Cap Fund effectively.

          o The Cost of Advisory Services Provided and Profits to be Realized by the Adviser. The Board reviewed the fees the Adviser was to receive under the Small Cap Advisory Agreement and the Adviser's expense reimbursement obligations. The Board compared these fees and expenses to fees and expenses paid by comparable mutual funds and concluded that both the investment advisory fees to be paid by the Small Cap Fund and the Small Cap Fund's expense ratio were reasonable. The Board noted that the Adviser was unlikely to derive any profits from the Small Cap Advisory Agreement during the first two years of operation of the Small Cap Fund.

          o Whether the Advisory Fee Reflects Economies of Scale. The Board noted that the Small Cap Advisory Agreement did not include breakpoints. However, based on projected net assets during the first two years of operations of the Small Cap Fund, the Board concluded that the Small Cap Fund would not benefit from economies of scale that would merit the use of breakpoints in its advisory fee schedule.

Proxy Voting Policy

                  Each Fund has directed the Adviser to vote proxies in accordance with the "Wall Street Rule" (i.e., the Adviser will either vote as management recommends or sell the stock prior to the meeting). The Funds believe that following the "Wall Street Rule" is consistent with the economic best interests of each Fund. Consistent with its duty of care, the Adviser monitors proxy proposals just as it monitors other corporate events affecting the companies in which the Funds invest.

                  There may be instances where the interests of the Adviser may conflict or appear to conflict with the interests of a Fund. In such situations the Adviser will, consistent with its duty of care and duty of loyalty, vote the securities in accordance with its pre-determined voting policy, the

"Wall Street Rule," but only after disclosing any such conflict to the Trust's Board of Trustees prior to voting and affording the Board the opportunity to direct the Adviser in the voting of such securities.

                  After August 31, 2005, information on how the Funds voted proxies relating to its portfolio securities during the twelve-month period ending June 30, 2005 will be available at the Fund's website at http://www.intrepidcapitalfunds.com or the website of the SEC at http://www.sec.gov.

Code of Ethics

                  The Trust and the Adviser have adopted a code of ethics pursuant to Rule 17j-1 under the Act. The code of ethics permits personnel subject thereto to invest in securities, including securities that may be purchased or held by the Fund. The code of ethics prohibits, among other things, persons subject thereto from purchasing or selling securities if they know at the time of such purchase or sale that the security is being considered for purchase or sale by the Fund or is being purchased or sold by the Fund.

               OWNERSHIP OF MANAGEMENT AND PRINCIPAL SHAREHOLDERS

                  At June 30, 2005, Charles Schwab & Co., 101 Montgomery Street, San Francisco, California 94104-4122, owned of record, but not beneficially, 17.85% of the outstanding shares of the Intrepid Capital Fund. The Trust is not aware of any other person who owns of record or beneficially 5% or more of the outstanding shares of the Intrepid Capital Fund,. At June 30, 2005, the trustees and officers of the Trust owned less than 1% of the outstanding shares of the Intrepid Capital Fund. The Intrepid Small Cap Fund will not commence operations until after October 1, 2005.

                       INVESTMENT ADVISER, ADMINISTRATOR,
                      CUSTODIAN, TRANSFER AGENT, ACCOUNTING
                    SERVICES AGENT AND PRINCIPAL UNDERWRITER

The Adviser

                  The investment adviser to each Fund is Intrepid Capital Management, Inc., 3652 South Third Street, Suite 200, Jacksonville Beach, FL 32250. The Adviser is a wholly-owned subsidiary of Intrepid Capital Corp.

                  Pursuant to each Advisory Agreement, the Adviser furnishes continuous investment advisory services to the Funds. The Adviser supervises and manages the investment portfolio of each Fund and, subject to such policies as the Board of Trustees of the Trust may determine, directs the purchase or sale of investment securities in the day-to-day management of each Fund. Under the Advisory Agreements, the Adviser, at its own expense and without separate reimbursement from the Funds, furnishes office space and all necessary office facilities, equipment and executive personnel for managing the Funds and maintaining their organization; bears all sales and promotional expenses of the Funds, other than distribution expenses paid by the Funds pursuant to the Funds' Service and Distribution Plan, and expenses incurred in complying with the laws regulating the issue or sale of securities; and pays salaries and fees of all officers and trustees of the Trust (except the fees paid to trustees who are not officers of the Trust). For the foregoing, (i) the Intrepid Capital Fund will pay the Adviser a monthly fee based on the Fund's average daily net assets at the annual rate of 1.00% on the first $500 million of that Fund's average daily net assets and 0.80% of that Fund's average daily net assets in excess of $500 million; and (ii) the Intrepid Small Cap Fund will pay the Adviser a monthly fee based at the annual rate of 1.00% of the Fund's average daily net assets.

                  The Funds pay all of their expenses not assumed by the Adviser, including, but not limited to, the costs of preparing and printing the registration statements required under the Securities Act and the 1940 Act and any amendments thereto, the expenses of registering their shares with the SEC and in various states, the printing and distribution cost of prospectuses mailed to existing shareholders, the cost of trustee and officer liability insurance, reports to shareholders, reports to government authorities and proxy statements, interest charges, brokerage commissions and expenses incurred in connection with portfolio transactions. The Trust also pays the fees of trustees who are not officers of the Trust, salaries of administrative and clerical personnel, association membership dues, auditing and accounting services, fees and expenses of any custodian having custody of assets of the Funds, expenses of calculating NAVs and repurchasing and redeeming shares, and charges and expenses of dividend disbursing agents, registrars and share transfer agents, including the cost of keeping all necessary shareholder records and accounts and handling any problems relating thereto.

                  Pursuant to the Advisory Agreements, the Adviser has undertaken to reimburse each Fund to the extent that its aggregate annual operating expenses, including the investment advisory fee, but excluding interest, dividends on short positions, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items, exceed that percentage of the average net assets of the Fund for such year, as determined by valuations made as of the close of each business day of the year, which is the most restrictive percentage provided by the state laws of the various states in which the shares of the Fund are qualified for sale or, if the states in which the shares of the Fund are qualified for sale impose no such restrictions, 3.00%.

                  In addition, under a separate agreement, the Adviser has contractually agreed to reduce its fees and/or reimburse each Fund to the extent necessary to ensure that aggregate annual operating expenses do not exceed 1.95% annually through September 30, 2007. Only the Board of Trustees has the power to terminate this agreement prior to September 30, 2007. The Advisor has a right to receive reimbursement for fee reductions and/or expense payments made pursuant to this agreement made in the prior three fiscal years, provided that after giving effect to such reimbursement aggregate annual operating expenses of the Fund do not exceed 1.95% of the Fund's average daily net assets in the year of reimbursement.

                  The Fund monitors its expense ratio on a monthly basis. If the accrued amount of the expenses of a Fund exceeds the expense limitation, the Fund creates an account receivable from the Adviser for the amount of such excess. In such a situation the monthly payment of the Adviser's fee will be reduced by the amount of such excess (and if the amount of such excess in any month is greater than the monthly payment of the Adviser's fee, the Adviser will pay the Fund the amount of such difference), subject to adjustment month by month during the balance of the Fund's fiscal year if accrued expenses thereafter fall below this limit.

                  The Advisory Agreements will remain in effect as long as their continuance is specifically approved at least annually (i) by the Board of Trustees of the Trust or by the vote of a majority (as defined in the Act) of the outstanding shares of the applicable Fund, and (ii) by the vote of a majority of the trustees of the Trust who are not parties to the Advisory Agreements or interested persons of the Adviser, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement provides that it may be terminated at any time without the payment of any penalty by the Board of Trustees of the Trust or by vote of the majority of the applicable Fund's shareholders on 60 days' written notice to the Adviser, and by the Adviser on the same notice to the Trust, and that it shall be automatically terminated if it is assigned.

                  Each Advisory Agreement provides that the Adviser shall not be liable to the Trust or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties. Each Advisory Agreement also provides that the Adviser and its officers, trustees and employees may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

Administrator

                  The administrator to the Trust is U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the "Administrator"). Pursuant to a Fund Administration Servicing Agreement entered into between the Trust and the Administrator relating to the Funds (the "Administration Agreement"), the Administrator maintains the books, accounts and other documents required by the Act, responds to shareholder inquiries, prepares each Fund's financial statements and tax returns, prepares certain reports and filings with the SEC and with state Blue Sky authorities, furnishes statistical and research data, clerical, accounting and bookkeeping services and stationery and office supplies, keeps up and maintains each Fund's financial and accounting records and generally assists in all aspects of each Fund's operations. The Administrator, at its own expense and without reimbursement from the Funds, furnishes office space and all necessary office facilities, equipment and executive personnel for performing the services required to be performed by it under the Administration Agreement. For the foregoing, the Administrator will receive from each Fund a fee, paid monthly, at an annual rate of 0.08% for the first $300 million of the Fund's average net assets, 0.07% for the next $500 million of the Fund's average net assets and 0.04% of the Fund's average net assets in excess of $800 million, plus reimbursement for out-of-pocket expenses. Notwithstanding the foregoing, the Administrator's minimum annual fee is $40,000 for each Fund. The Administration Agreement will remain in effect until terminated by either party. The Administration Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees of the Trust upon the giving of 90 days' written notice to the Administrator, or by the Administrator upon the giving of 90 days' written notice to the Trust.

                  Under the Administration Agreement, the Administrator shall exercise reasonable care and is not liable for any error or judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the Administration Agreement, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties under the Administration Agreement.

                  As of the date of this Statement of Additional Information, neither Fund has completed the first fiscal year of operation.

Custodian

                  U.S. Bank, N.A., an affiliate of U.S. Bancorp Fund Services, LLC, serves as custodian of the assets of the Fund pursuant to a Custody Agreement. Under the Custody Agreement, U.S. Bank, NA. has agreed to (i) maintain a separate account in the name of each Fund;

(ii) make receipts and disbursements of money on behalf of each Fund; (iii) collect and receive all income and other payments and distributions on account of each Fund's portfolio investments; (iv) respond to correspondence from shareholders, security brokers and others relating to its duties and; (v) make periodic reports to each Fund concerning the Fund's operations.

Transfer Agent, Dividend Disbursing Agent and Fund Accountant

                  U.S. Bancorp Fund Services, LLC also serves as transfer agent and dividend disbursing agent for the Funds under a Transfer Agent Agreement. As transfer and dividend disbursing agent, U.S. Bancorp Fund Services, LLC has agreed to (i) issue and redeem shares of the Funds, (ii) make dividend and other distributions to shareholders of the Funds, (iii) respond to correspondence by Fund shareholders and others relating to its duties, (iv) maintain shareholder accounts, and (v) make periodic reports to the Funds.

                  In addition the Trust has entered into a Fund Accounting Servicing Agreement with U.S. Bancorp Fund Services, LLC pursuant to which U.S. Bancorp Fund Services, LLC has agreed to maintain the financial accounts and records of the Funds and provide other accounting services to the Funds. For its accounting services, U.S. Bancorp Fund Services, LLC is entitled to receive fees from each Fund, payable monthly, based on the total annual rate of $30,000 for the first $100 million in average net assets of the Fund, 0.0125% on the next $200 million of average net assets, and 0.0075% on average net assets exceeding $300 million, plus reimbursement for out-of-pocket expenses.

Distributor

                  Quasar Distributors, LLC, an affiliate of U.S. Bancorp Fund Services, LLC, acts as distributor for the Funds under a Distribution Agreement. Its principal business address is 615 East Michigan Street, Milwaukee, WI 53202. Quasar Distributors, LLC sells each Fund's shares on a best efforts basis. Shares of the Funds are offered continuously.

                  As of the date of this Statement of Additional Information, neither Fund has completed its first fiscal year of operations.

                               PORTFOLIO MANAGERS

                  The sole investment adviser to the Fund is Intrepid Capital Management, Inc. The portfolio managers for the Funds have responsibility for the day-to-day management of accounts other than the Funds. Information regarding these other accounts is set forth below. The number of accounts and assets is shown as of December 31, 2004.



             Number of Other Accounts                                    Number of Accounts and Total Assets
             Managed and Total Assets                                           for which Advisory Fee
                 by Account Type                                                 is Performance-Based

     Name of         Registered     Other Pooled                     Registered       Other Pooled
Portfolio Manager    Investment      Investment        Other         Investment        Investment     Other Accounts
                     Companies        Vehicles        Accounts        Companies         Vehicles
                     ---------        --------        --------        ---------         --------
   Mark Travis           0                1             173               0                 1               0
                                     $13,000,000    $217,000,000                       $13,000,000

 Eric Cinnamond          0                1             173               0                 1               0
                                     $13,000,000    $217,000,000                       $13,000,000

  Gregory Estes          0                1             173               0                 1               0
                                     $13,000,000    $217,000,000                       $13,000,000

  Jayme Wiggins          0                1             173               0                 1               0
                                     $13,000,000    $217,000,000                       $13,000,000








                  The portfolio managers are responsible for managing other accounts. The Adviser typically assigns accounts with similar investment strategies to the portfolio managers to mitigate the potentially conflicting strategies of accounts. Other than potential conflicts between investment strategies, the side-by-side management of both the Funds and other accounts may raise potential conflicts of interest due to the interest held by the Adviser or one of its affiliates in an account, the fact that one account has a performance-based investment advisory fee and certain trading practices used by the portfolio managers (for example, cross trade between a Fund and another account and allocation of aggregated trades). The Adviser has developed policies and procedures reasonably designed to mitigate these conflicts. In particular, the Adviser has adopted policies limiting the ability of portfolio managers to cross securities between Funds and policies to ensure the fair allocation of securities purchased on an aggregated basis.


                  The portfolio managers are compensated in various forms. The following table outlines the forms of compensation paid to each portfolio manager as of December 31, 2004.



                                                                                        Method Used to Determine
                                                                Source of             Compensation (Including Any
  Name of Portfolio Manager    Form of Compensation           Compensation               Differences in Method)
  -------------------------    --------------------           ------------            ---------------------------


         Mark Travis                  Salary                Intrepid Capital        Mr. Travis' salary is
                                                            Management, Inc.        determined on an annual basis
                                                                                    and it is a fixed amount
                                                                                    throughout the year.  It is
                                                                                    not based on the performance
                                                                                    of the Funds or on the value
                                                                                    of the assets held in the
                                                                                    Funds' portfolios.

                                      Bonus                 Intrepid Capital        Mr. Travis receives a bonus
                                                            Management, Inc.        based on the profitability of
                                                                                    the Adviser.

        Eric Cinnamond                Salary                Intrepid Capital        Mr. Cinnamond's salary is
                                                            Management, Inc.        determined on an annual basis
                                                                                    and it is a fixed amount
                                                                                    throughout the year.  It is
                                                                                    not based on the performance
                                                                                    of the Funds or on the value
                                                                                    of the assets held in the
                                                                                    Funds' portfolios.



                                                                                        Method Used to Determine
                                                                Source of             Compensation (Including Any
  Name of Portfolio Manager    Form of Compensation           Compensation               Differences in Method)
  -------------------------    --------------------           ------------            ---------------------------


                                      Bonus                 Intrepid Capital        Mr. Cinnamond receives a
                                                            Management, Inc.        bonus based on his
                                                                                    performance and the
                                                                                    profitability of the Adviser.

        Gregory Estes                 Salary                Intrepid Capital        Mr. Estes' salary is
                                                            Management, Inc.        determined on an annual basis
                                                                                    and it is a fixed amount
                                                                                    throughout the year.  It is
                                                                                    not based on the performance
                                                                                    of the Funds or on the value
                                                                                    of the assets held in the
                                                                                    Funds' portfolios.

                                      Bonus                 Intrepid Capital        Mr. Estes receives a bonus
                                                            Management, Inc.        based on his performance and
                                                                                    the profitability of the
                                                                                    Adviser.

        Jayme Wiggins                 Salary                Intrepid Capital        Ms. Wiggins' salary is
                                                            Management, Inc.        determined on an annual basis
                                                                                    and it is a fixed amount
                                                                                    throughout the year.  It is
                                                                                    not based on the performance
                                                                                    of the Funds or on the value
                                                                                    of the assets held in the
                                                                                    Funds' portfolios.

                                      Bonus                 Intrepid Capital        Ms. Wiggins receives a bonus
                                                            Management, Inc.        based on his performance and
                                                                                    the profitability of the
                                                                                    Adviser.



                  The Intrepid Small Cap Fund has not yet issued any shares. At June 30, 2005, the dollar range of shares of the Intrepid Capital Fund owned by the portfolio managers are:



          Portfolio Manager                Dollar Range of Shares
          -----------------                ----------------------

             Mark Travis                     $50,000 - $100,000
           Eric Cinnamond                       $1 - $10,000
            Gregory Estes                       $1 - $10,000
            Jayme Wiggins                       $1 - $10,000



                        DETERMINATION OF NET ASSET VALUE

                  The NAV of each Fund will normally be determined as of the close of regular trading (currently 4:00 p.m. Eastern time) on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is open for trading Monday through Friday except New Year's Day, Dr. Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Additionally, when any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday and when any such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period. The NYSE also may be closed on national days of mourning. The staff of the SEC considers the NYSE to be closed on any day when it is not open for trading the entire day. On those days a Fund may, but is not obligated to, determine its NAV.

                  The per  share  net  asset  value of a Fund is  determined  by dividing the value of the Fund's net assets (i.e., its assets less its liabilities) by the total number of its shares outstanding at that time. In determining the net asset value of each Fund's shares, securities that are listed on national securities exchanges are valued at the last sales price on the securities exchange on which such securities are primarily traded. Securities that are traded on the Nasdaq National Market or the Nasdaq Smallcap Market (collectively "Nasdaq traded securities") are valued at the Nasdaq Official Closing Price ("NOCP"). Exchange-traded securities for which there were no transactions and Nasdaq traded securities for which there is no NOCP are valued at the most recent bid price. Other securities will be valued by an independent pricing service at the most recent bid price, if market quotations are readily available. Any securities for which there are no readily available market quotations and other assets will be valued at their value as determined in good faith by the Board of Trustees.

                             DISTRIBUTION OF SHARES

                  The Trust has adopted a Service and Distribution Plan (the "Plan"). The Plan was adopted in anticipation that the Funds will benefit from the Plan through increased sale of shares, thereby reducing each Fund's expense ratio and providing the Advisor greater flexibility in management. The Plan authorizes payments by each Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of the Fund's average daily net assets. Amounts paid under the Plan by a Fund may be spent by the Fund on any activities or expenses primarily intended to result in the sale of shares of the Fund, including, but not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. To the extent any activity is one that a Fund may finance without a plan pursuant to Rule 12b-1, the Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations.

                  The Plan may be terminated by a Fund at any time by a vote of the trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the Plan or any agreement related thereto (the "Rule 12b-1 Trustees") or by a vote of a majority of the outstanding shares of the Fund. Messrs. Broaddus, Clarke, Osterman and Vandergriff are currently the Rule 12b-1 Trustees. Any change in the Plan that would materially increase the distribution expenses of a Fund provided for in the Plan requires approval of the Board of Trustees, including the Rule 12b-1 Trustees, and a majority of the Fund's shares.

                  While the Plan is in effect, the selection and nomination of trustees who are not interested persons of the Trust will be committed to the discretion of the trustees of the Trust who are not interested persons of the Trust. The Board of Trustees of the Trust must review the amount and purposes of expenditures pursuant to the Plan quarterly as reported to it by the Distributor or officers of the Trust. The Plan will continue in effect for as long as its continuance is specifically approved at least annually by the Board of Trustees, including the Rule 12b-1 Trustees.

                AUTOMATIC INVESTMENT PLAN AND TELEPHONE PURCHASES

                  The Funds offer an automatic investment option pursuant to which money will be moved from a shareholder's bank account to the shareholder's Fund account on the schedule (e.g., monthly, bimonthly, or quarterly) the shareholder selects. The minimum amount required to open an account with an automatic investment plan is $7,500 and the minimum investment amount thereafter is $100 per month.

                  The Funds offer a telephone purchase option pursuant to which money will be moved from a shareholder's bank account to the shareholder's Fund account upon request. Only bank accounts held at domestic financial institutions that are Automated Clearing House ("ACH") members can be used for telephone transactions. To have Fund shares purchased at NAV determined as of the close of regular trading on a given date, U.S. Bancorp Fund Services, LLC must receive both the purchase order and payment by Electronic Funds Transfer through the ACH System before the close of regular trading on such date. Most transfers are completed the same business day. The minimum amount that can be transferred by telephone is $100.

                              REDEMPTION OF SHARES

                  A shareholder's right to redeem shares of the Funds will be suspended and the right to payment postponed for more than seven days for any period during which the NYSE is closed because of financial conditions or any other extraordinary reason and may be suspended for any period during which (i) trading on the NYSE is restricted pursuant to rules and regulations of the SEC;
(ii) the SEC has by order permitted such suspension; or (iii) such emergency, as defined by rules and regulations of the SEC, exists as a result of which it is not reasonably practicable for a Fund to dispose of its securities or fairly to determine the value of its net assets.

                  Each Fund imposes a 2% redemption fee on the value of shares redeemed less than 30 days after purchase. The redemption fee will not apply to
(a) shares purchased through reinvested distributions (dividends and capital gains); (b) shares held in employer-sponsored retirement plans, such as 401(k) plans, but will apply to IRA accounts; or (c) through the systematic withdrawal plan. The redemption fee is designed to discourage short-term trading and any proceeds of the fee will be credited to the assets of the Fund.

                  In calculating whether a redemption of a Fund's shares is subject to a redemption fee, a shareholder's holdings will be viewed on a "first in/first out" basis. This means that, in determining whether any fee is due, the shareholder will be deemed to have sold the shares he or she acquired earliest. The fee will be calculated based on the current NAV of the shares as of the redemption date.

                           SYSTEMATIC WITHDRAWAL PLAN

                  An investor who owns shares of a Fund worth at least $10,000 at the current NAV may, by completing an application which may be obtained from the Trust or U.S. Bancorp Fund Services, LLC, create a Systematic Withdrawal
Plan from which a fixed sum will be paid to the investor at regular intervals. To establish the Systematic Withdrawal Plan, the investor deposits Fund shares with the Trust and appoints the Trust as agent to effect redemptions of shares held in the account for the purpose of making monthly or quarterly withdrawal payments of a fixed amount to the investor out of the account. Fund shares deposited by the investor in the account need not be endorsed or accompanied by a stock power if registered in the same name as the account; otherwise, a properly executed endorsement or stock power, obtained from any bank, broker-dealer or the Trust is required. The investor's signature should be Medallion guaranteed by a bank, a member firm of a national stock exchange or other eligible guarantor.

                  The minimum amount of a withdrawal payment is $100. These payments will be made from the proceeds of periodic redemptions of shares in the account at NAV. Redemptions will be made in accordance with the schedule (e.g., monthly, bimonthly, quarterly or yearly, but in no event more frequently than monthly) selected by the investor. If a scheduled redemption day is a weekend day or a holiday, such redemption will be made on the next preceding business day. Establishment of a Systematic Withdrawal Plan constitutes an election by the investor to reinvest in additional Fund shares, at NAV, all income dividends and capital gains distributions payable by the Fund on shares held in such account, and shares so acquired will be added to such account. The investor may deposit additional Fund shares in his or her account at any time.

                  Withdrawal payments cannot be considered as yield or income on the investor's investment, since portions of each payment will normally consist of a return of capital. Depending on the size or the frequency of the disbursements requested, and the fluctuation in the value of a Fund's portfolio, redemptions for the purpose of making such disbursements may reduce or even exhaust the investor's account.

                  The investor may vary the amount or frequency of withdrawal payments, temporarily discontinue them, or change the designated payee or payee's address, by notifying U.S. Bancorp Fund Services, LLC in writing 30 days prior to the next payment.

                        ALLOCATION OF PORTFOLIO BROKERAGE

General

                  Each Fund's securities trading and brokerage policies and procedures are reviewed by and subject to the supervision of the Trust's Board of Trustees. Decisions to buy and sell securities for the Funds are made by the Adviser subject to review by the Trust's Board of Trustees. In placing purchase and sale orders for portfolio securities for the Funds, it is the policy of the Adviser to seek the best execution of orders at the most favorable price in light of the overall quality of brokerage and research services provided, as described in this and the following paragraphs. Many of these transactions involve payment of a brokerage commission by the Funds. In some cases, transactions are with firms who act as principals of their own accounts. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Adviser's evaluation of the broker's efficiency in executing and clearing transactions, block trading capability (including the broker's willingness to position securities) and the broker's reputation, financial strength and stability. The most favorable price to a Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Over-the-counter securities may be purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price (i.e., "markups" when a market maker sells a security and "markdowns" when the market maker purchases a security). In some instances, the Adviser feels that better prices are available from non-principal market makers who are paid commissions directly.

                  In allocating brokerage business for the Funds, the Adviser also takes into consideration the research, analytical, statistical and other information and services provided by the broker, such as general economic reports and information, reports or analyses of particular companies or industry groups, market timing and technical information, and the availability of the brokerage firm's analysts for consultation. While the Adviser believes these services have substantial value, they are considered supplemental to the Adviser's own efforts in the performance of its duties under the Advisory Agreements. Other clients of the Adviser may indirectly benefit from the availability of these services to the Adviser, and the Funds may indirectly benefit from services available to the Adviser as a result of transactions for other clients. The Advisory Agreements provide that the Adviser may cause the Funds to pay a broker that provides brokerage and research services to the Adviser a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting the transaction, if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of brokerage and research services provided by the executing broker viewed in terms of either the particular transaction or the Adviser's overall responsibilities with respect to the Funds and the other accounts as to which it exercises investment discretion.

Brokerage Commissions

                  As of the date of this Statement of Additional Information, neither Fund has completed its first fiscal year of operation.

                                      TAXES

                  This section is not intended to be a complete discussion of present or proposed federal income tax laws and the effect of such laws on an investor. Investors are urged to consult with their respective tax advisers for a complete review of the tax ramifications of an investment in the Funds.

Taxation as Regulated Investment Company

                  Each Fund intends to qualify annually for and elect tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

                  In order to qualify as a regulated investment company under Subchapter M, each Fund must have at least 90% of its annual gross income derived from qualified sources and each Fund must have at least 50% of its assets invested in qualified assets for each quarter during a fiscal year, in addition to meeting other code requirements.

                  If a Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such, the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the Fund would not be liable for income tax on the Fund's net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the Fund's net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

Tax Character of Distributions and Redemptions

                  Each Fund intends to distribute substantially all of its net investment income and net capital gain each fiscal year. Dividends from net investment income and short-term capital gains are taxable to investors as ordinary income (although a portion of such dividends may be taxable to investors at the lower rate applicable to dividend income), while distributions of net long-term capital gains are taxable as long-term capital gain regardless of the shareholder's holding period for the shares. Distributions from each Fund are taxable to investors, whether received in cash or in additional shares of the Fund.

                  Any dividend or capital gain distribution paid shortly after a purchase of shares of a Fund, will have the effect of reducing the per share NAV of such shares by the amount of the dividend or distribution. Furthermore, if the NAV of the shares of a Fund immediately after a dividend or distribution is less than the cost of such shares to the shareholder, the dividend or distribution will be taxable to the shareholder even though it results in a return of capital to him or her.

                  Redemption of shares will generally result in a capital gain or loss for income tax purposes. Such capital gain or loss will be long term or short term, depending upon the holding period. However, if a loss is realized on shares held for six months or less, and the investor received a capital gain distribution during that period, then such loss is treated as a long-term capital loss to the extent of the capital gain distribution received.

Backup Withholding

                  The Funds may be required to withhold Federal income tax at a rate of 28% ("backup withholding") from dividend payments and redemption proceeds if a shareholder fails to furnish the Funds with his or her social security or other tax identification number and certify under penalty of perjury that such number is correct and that he or she is not subject to backup withholding due to the under reporting of income. The certification form is included as part of the share purchase application and should be completed when the account is opened.

                  SHAREHOLDER MEETINGS AND ELECTION OF TRUSTEES

                  As a Delaware statutory trust, the Trust is not required to hold regular annual shareholder meetings and, in the normal course, does not expect to hold such meetings. The Trust, however, must hold shareholder meetings for such purposes as, for example: (i) approving certain agreements as required by the 1940 Act; (ii) changing fundamental investment restrictions of the Funds; and (iii) filling vacancies on the Board of Trustees in the event that less than a majority of the Board of Trustees were elected by shareholders or if filling a vacancy would result in less than two-thirds of the trustees having been elected by shareholders. In addition, the shareholders may remove any Trustee at any time, with or without cause, by vote of not less than a majority of the shares then outstanding. Trustees may appoint successor Trustees.

                                CAPITAL STRUCTURE

Shares of Beneficial Interest

                  The Trust will issue new shares at its most  current  NAV. The
Trust is authorized to issue an unlimited number of shares of beneficial interest. The Trust has registered an indefinite number of each Fund shares under Rule 24f-2 of the 1940 Act. Each share has one vote and is freely transferable; shares represent equal proportionate interests in the assets of the applicable Fund only and have identical voting, dividend, redemption, liquidation and other rights. The shares, when issued and paid for in accordance with the terms of the Prospectus, are deemed to be fully paid and non-assessable. Shares have no preemptive, cumulative voting, subscription or conversion rights.

Shares can be issued as full shares or as fractions of shares. A fraction of a share has the same kind of rights and privileges as a full share on a pro-rata basis.

Additional Series

                  The Trustees may from time to time establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

                        DESCRIPTION OF SECURITIES RATINGS

                  The Funds may invest in commercial paper and commercial paper master notes assigned ratings of either Standard & Poor's Corporation ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's"). A brief description of the ratings symbols and their meanings follows.

Standard & Poor's Commercial Paper Ratings

                  A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. The categories rated A-3 or higher are as follows:

                  A-1. This highest category indicates that the degree of safety regarding timely payment is strong. Those issuers determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

                  A-2.   Capacity  for  timely   payment  on  issues  with  this
designation is satisfactory. However the relative degree of safety is not as high as for issuers designed "A-1."

                  A-3. Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designation.

Moody's Short-Term Debt Ratings.

                  Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

                  Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

                  Prime-1. Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

               o    Leading market positions in well-established industries.

               o    High rates of return on funds employed.

               o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

               o Broad margins in earnings coverage of fixed financial charges end high internal cash generation.

               o Well-established access to a range of financial markets and assured sources of alternate liquidity.

                  Prime-2. Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                  Prime-3. Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                  The Funds may invest in debt securities of foreign countries rated AAA or AA by Standard & Poor's.

Standard & Poor's Ratings For Corporate Bonds

AAA Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B,            Debt  rated  "BB," "B,"  "CCC,"  "CC" and "C" is  regarded  as
CCC.              having predominantly speculative  characteristics with respect
CC, C             to  capacity  to  pay  interest  and  repay  principal.   "BB"
                  indicates the least degree of speculation and "C" the highest.
                  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposure to adverse conditions.

BB Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which would lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB" or "BBB-" rating.

B Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

CCC Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

CC The rating "CC" typically is applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" or "CCC-" rating.

C The rating "C" typically is applied to debt subordinated to senior debt that is assigned an actual or implied "CC" or "CC-" debt rating. The "C" rating may be used to cover a situation where bankruptcy petition has been filed, but debt service payments are continued.

Moody's Ratings for Bonds

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds that are rated Baa are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time many be small.

Caa Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds that are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds that are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                  Deloitte  & Touche  LLP,  555 East  Wells  Street,  Milwaukee,
Wisconsin 53202 has been selected as the independent registered public accounting firm for the Funds, whose services include auditing the Funds' financial statements.

                                     PART C

                                OTHER INFORMATION

Item 22.  Exhibits

          (a)  (1)  Certificate of Trust.(1)

               (2)  Agreement and Declaration of Trust.(1)

          (b)  Bylaws.(1)

          (c) See relevant portions of Certificate of Trust, Agreement and Declaration of Trust and Bylaws.

               (1)  Investment   Advisory   Agreement   with  Intrepid   Capital
                    Management, Inc. for Intrepid Capital Fund(3)


               (2)  Investment   Advisory   Agreement   with  Intrepid   Capital
                    Management for Intrepid Small Cap Fund(4)


          (d)  Distribution Agreement with Quasar Distributors, LLC.(3)

          (e)  None.

          (f)  Custody Agreement with U.S. Bank, N.A.(3)

          (g) (1) Fund Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC. (3)

               (2) Transfer Agent Servicing Agreement with U.S. Bancorp Fund Services, LLC. (3)

               (3) Fund Accounting Servicing Agreement with U.S. Bancorp Fund Services, LLC. (3)

               (4)  Power of Attorney.(2)


          (h)  Opinion of Foley & Lardner LLP.

               (1)  Consent of Independent Certified Public Accountants.

               (2)  Consent of Independent Certified Public Accountants.

          (i)  None.

          (j)  Subscription Agreement.(3)

          (k)  Service and Distribution Plan.(1)

          (l)  None.

          (m)  Reserved.

          (n) Code of Ethics of Registrant and Intrepid Capital Management, Inc.(1)


--------------------

(1)   Previously  filed  as  an  exhibit  to  the  Registration   Statement  and
      incorporated by reference thereto. The Registration Statement was filed on August 27, 2004 and its accession number is 0000897069-04-001561.

(2) Previously filed as an exhibit to Pre-Effective Amendment No. 1 to the Registration Statement and incorporated by reference thereto. Pre-Effective Amendment No. 1 was filed on December 3, 2004 and its accession number is 0000897069-04-002084.



(3) Previously filed as an exhibit to Pre-Effective Amendment No. 2 to the Registration Statement and incorporated by reference thereto. Pre-Effective Amendment No. 2 was filed on December 8, 2004 and its accession number is 0000897069-04-002104.

(4) Previously filed as an exhibit to Post-Effective Amendment No 1. to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 1 was filed on July 13, 2005 and its accesion number is 0000897069-05-001731.

Item 23.  Persons Controlled by or under Common Control with Registrant

                  Registrant is not controlled by any person. Registrant neither controls any person nor is any person under common control with Registrant.

Item 24.  Indemnification

                  Reference is made to Article VI in the Registrant's Agreement and Declaration of Trust, which is incorporated by reference herein. In addition to the indemnification provisions contained in the Registrant's Agreement and Declaration of Trust, there are also indemnification and hold harmless provisions contained in the Investment Advisory Agreement, Distribution Agreement, Custodian Agreement and Administration Agreement. The general effect of the indemnification available to an officer or trustee may be to reduce the circumstances under which the officer or trustee is required to bear the economic burden of liabilities and expenses related to actions taken by the individual in his or her capacity as an officer or trustee.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 25.  Business and Other Connections of Investment Adviser

                  Incorporated by reference to the Statement of Additional Information pursuant to Rule 411 under the Securities Act of 1933.

Item 26.  Principal Underwriters

                  (a)  To  the  best  of  the  Registrant's  knowledge,   Quasar
Distributors, LLC also acts as a principal underwriter for the following other investment companies:




Investment Company                                           Investment Company
------------------                                           ------------------
AIP Alternative Strategies Fund                              Jacob Internet Fund
Al Frank Fund                                                Jensen Portfolio
Allied Asset Advisors Fund                                   Julius Baer Funds
Alpine Equity Trust                                          Kensington Funds




Investment Company                                           Investment Company
------------------                                           ------------------
Alpine Income Trust                                          Kiewit Investment Fund L.P.
Alpine Series Trust                                          Kirr Marbach Partners Funds, Inc.
American Trust Allegiance Fund                               Leonetti Funds
Appleton Group                                               Lighthouse Capital Management Funds
Bowen, Hayes Investment Trust                                LKCM Funds
Brandes Investment Trust                                     Masters' Select Fund Trust
Brandywine Advisors Fund                                     Matrix Asset Advisor Value Fund, Inc.
Brazos Mutual Funds                                          McCarthy Fund
Bridges Investment Fund, Inc.                                McIntyre Global Equity Fund
Buffalo Funds                                                Midanek/Pak Fund
Capital Advisors Funds                                       Monetta Fund, Inc.
CCMA Select Investment Trust                                 Monetta Trust
CastleRock Fund                                              MP63 Fund
Chase Funds                                                  MUTUALS.com, The Generation Wave Funds, VICE Fund
Conning Money Market Portfolio                               Nicholas Funds
Cookson Pierce                                               NorCap Funds, Inc.
Country Funds                                                Optimum Q Funds
Cullen Funds Trust                                           Osterweis Funds
Duncan-Hurst Funds                                           Perkins Capital Management Funds
Edgar Lomax Value Fund                                       Permanent Portfolio Funds
Everest Series Funds Trust                                   PIC Funds
FFTW Funds, Inc.                                             Portfolio 21
First American Funds, Inc.                                   Primecap Odyssey Funds
First American Investment Funds, Inc.                        Prudent Bear Funds, Inc.
First American Strategy Funds, Inc.                          Purisima Funds
Fort Pitt Capital Funds                                      Rainier Funds
Fund X Funds                                                 Summit Funds
Glenmede Portfolios                                          The Hennessy Funds, Inc.
Greenspring Fund                                             The Hennessy Mutual Funds, Inc.
Greenville Small Cap Growth Fund                             The Teberg Fund
Guinness Atkinson Funds                                      Thompson Plumb Funds, Inc.




Investment Company                                           Investment Company
------------------                                           ------------------
Harding Loevner Funds, Inc.                                  TIFF Investment Program, Inc.
Hester Total Return Fund                                     Tyee Capital Management Funds
High Pointe Funds                                            Villere Fund
Hotchkiss and Wiley Funds                                    Wexford Trust, The Muhlenkamp Fund
Intrepid Capital Fund                                        Women's Equity Fund




                  (b) To the best of the Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:





 Name and Principal Business Address(1)     Positions and Offices with        Positions and Offices
                                             Quasar Distributors, LLC            with Registrant

James R. Schoenike                                  President                         None
                                                  Board Member

Andrew Strnad                                       Secretary                         None

Donna J. Berth                                      Treasurer                         None

Joe Redwine                                       Board Member                        None

Bob Kern                                          Board Member                        None

Eric W. Falkeis                                   Board Member                        None



(1) The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin 53202.


                  (c) The Registrant has not yet completed its first fiscal year of operations.

Item 27.  Location of Accounts and Records

                  The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of Registrant and Registrant's Administrator as follows: the documents required to be maintained by paragraphs (5), (6), (7), (10) and (11) of Rule 31a-1(b) will be maintained by the Registrant at 3652 South Third Street, Suite 200, Jacksonville Beach, Florida; and all other records will be maintained by the Registrant's Administrator, U.S. Bancorp Fund Services, LLC at 615 East Michigan Street, Milwaukee, Wisconsin.

Item 28.  Management Services

                  All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 29.  Undertakings

                  Registrant   undertakes   to  provide  its  Annual  Report  to
shareholders upon request without charge to any recipient of a Prospectus.

                                   SIGNATURES


                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jacksonville Beach and State of Florida on the 21st day of September, 2005.


                                           INTREPID CAPITAL MANAGEMENT
                                           FUNDS TRUST
                                           (Registrant)



                                           By:   /s/ Mark F. Travis
                                              ----------------------------------
                                               Mark F. Travis, President

                  Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.






                 Name                                        Title                           Date

 /s/ Mark F. Travis                      President and Treasurer (Principal Executive,   September 21, 2005
------------------------------------     Executive, Financial and Accounting
Mark F. Travis                           Officer) and Trustee


                                         Trustee                                         September 21, 2005
------------------------------------
John J. Broaddus*


                                         Trustee                                         September 21, 2005
------------------------------------
Roy F. Clarke*


                                         Trustee                                         September 21, 2005
------------------------------------
Peter R. Osterman, Jr.*


                                         Trustee                                         September 21, 2005
------------------------------------
Ed Vandergriff, Jr.*






                                           *By:  /s/ Mark F. Travis
                                                -------------------------------
                                                Mark F. Travis
                                                Attorney-in-fact pursuant to the
                                                Power of Attorney filed with
                                                Pre-Effective Amendment No. 1 on
                                                December 3, 2004

                                  EXHIBIT INDEX

Exhibit No.       Exhibit

(a)  (1)  Certificate of Trust.(1)

     (2)  Agreement and Declaration of Trust.(1)

(b)  Bylaws.(1)

(c) See relevant portions of Certificate of Trust, Agreement and Declaration of Trust and Bylaws.

(d) (1) Investment Advisory Agreement with Intrepid Capital Management, Inc. for Intrepid Capital Fund.(1)


     (2) Investment Advisory Agreement with Intrepid Capital Management, Inc. for Intrepid Small Cap Fund.(1)


(e)  Distribution Agreement with Quasar Distributors, LLC.(1)

(f)  None.

(g)  Custody Agreement with U.S. Bank, N.A.(1)

(h)  (1)  Fund  Administration   Servicing  Agreement  with  U.S.  Bancorp  Fund
          Services, LLC.(1)

     (2) Transfer Agent Servicing Agreement with U.S. Bancorp Fund Services, LLC.(1)

     (3) Fund Accounting Servicing Agreement with U.S. Bancorp Fund Services, LLC.(1)

     (4)  Power of Attorney.(1)


(i)  Opinion of Foley & Lardner LLP.

(j)  (1)  Consent of Independent Certified Public Accountants.

     (2)  Consent of Independent Certified Public Accountants.


(k)  None.

(l)  Subscription Agreement.(1)

(m)  Service and Distribution Plan.(1)

(n)  None.

(o)  Reserved.

(p)  Code of Ethics of Registrant and Intrepid Capital Management, Inc.(1)

--------------------

(1) Incorporated by reference.



                                      S-7